Registration No. 2-74288
		811-3275

U. S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933

[   ]  Pre-Effective Amendment No.

[X]    Post-Effective Amendment  No. 73

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940,
Amendment No. 75

SMITH BARNEY INVESTMENT FUNDS INC.
(Exact name of Registrant as Specified in Charter)
388 Greenwich Street, New York, New York 10013
(Address of Principal Executive Offices) (Zip Code)
(800)-451-2010
(Registrant's Telephone Number, including Area Code:)
Christina T. Sydor
388 Greenwich Street, New York, New York 10013(22nd
Floor)
(Name and Address of Agent For Service)
Continuous
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective:
[ ]	immediately upon filing pursuant to Paragraph (b) of
Rule 485
[X]	On August 21, 2000 pursuant to paragraph (b) of Rule
485
[ ]	60 days after filing pursuant to paragraph (a)(1) of
Rule 485
On (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of
Rule 485
[ ]   On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common
Stock

PART A

[SMITH BARNEY MUTUAL FUNDS LOGO]

PROSPECTUS

GOVERNMENT
SECURITIES
FUND


CLASS A, B, L, Y AND 1 SHARES

---------------------------------------

OCTOBER 11, 1999 AS AMENDED
AUGUST 21, 2000













The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

1                                                      Smith Barney Mutual Funds

GOVERNMENT SECURITIES FUND

   CONTENTS



Investments, risks and performance.........................    2

More on the fund's investments.............................    8

Management.................................................    9

Choosing a class of shares to buy..........................   10

Comparing the fund's classes...............................   11

Sales charges..............................................   12

More about deferred sales charges..........................   16

Buying shares..............................................   17

Exchanging shares..........................................   19

Redeeming shares...........................................   21

Other things to know about share transactions..............   23

Dividends, distributions and taxes.........................   25

Share price................................................   26

Financial highlights.......................................   27


YOU SHOULD KNOW: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

Government Securities Fund                                                     2

   INVESTMENTS, RISKS AND PERFORMANCE

INVESTMENT OBJECTIVE

The fund seeks high current return.

PRINCIPAL INVESTMENT STRATEGIES

KEY INVESTMENTS The fund invests primarily in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury securities and mortgage-related securities. Mortgage-related securities issued by federal agencies or instrumentalities may be backed by the full faith and credit of the U.S. Treasury, by the right of the issuer to borrow from the U.S. government or only by the credit of the issuer itself.

The fund may also enter into mortgage dollar roll transactions where the fund sells a mortgage related security and simultaneously agrees to repurchase, at a future date, another mortgage related security with the same interest rate and maturity date but generally backed by a different pool of mortgages. The benefits from these transactions depend on the manager's ability to forecast mortgage prepayment patterns on different mortgage pools. The fund may lose money if the securities to be repurchased decline in value before the date of repurchase.

SELECTION PROCESS The manager focuses on identifying undervalued securities. Specifically, the manager:

- Monitors the spreads between U.S. Treasury and government agency or instrumentality issuers and purchases agency and instrumentality issues that it believes will provide a yield advantage

- Determines sector and maturity weightings based on intermediate and long-term assessments of the economic environment and relative value factors based on interest rate outlook

- Uses research to identify sectors of the government and mortgage markets that are inefficiently priced, and adjusts portfolio positions to take advantage of new information

- Measures the potential impact of supply/demand imbalances, yield curve shifts and changing prepayment patterns to identify individual securities that balance potential return and risk

3                                                      Smith Barney Mutual Funds

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

- Interest rates increase, causing the prices of fixed income securities to decline and reducing the value of the fund's portfolio

- As interest rates decline, the issuers of mortgage-related securities held by the fund may pay principal earlier than scheduled or exercise a right to call the securities, forcing the fund to reinvest in lower yielding securities. This is known as prepayment or call risk.

- As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. This is known as extension risk.

- The manager's judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect

- The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Payments of principal and interest on mortgage pools issued by instrumentalities of the U.S. government are not guaranteed by the U.S. government. Although mortgage pools issued by U.S. agencies are guaranteed with respect to payments of principal and interest, this guarantee does not apply to losses resulting from declines in the market value of these securities.

WHO MAY WANT TO INVEST  The fund may be an appropriate investment if you:

- Are seeking income consistent with preservation of capital

- Are willing to accept the interest rate risks and market risks of investing in government bonds and mortgage-related securities

- Prefer to invest in U.S. government securities rather than higher yielding corporate securities

Government Securities Fund                                                     4

RISK RETURN BAR CHART


This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class B shares for each of the past 10 years. Class 1, A, L and Y shares have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.


                        TOTAL RETURN FOR CLASS B SHARES

[Risk bar chart]

90                                                                               6.99
--                                                                               ----
91                                                                               16.28
92                                                                                5.45
93                                                                               10.45
94                                                                               -3.25
95                                                                               13.87
96                                                                                1.42
97                                                                               10.82
98                                                                                7.44
99                                                                               -5.35

                        CALENDAR YEARS ENDED DECEMBER 31

QUARTERLY RETURNS (PAST 10 YEARS)

Highest: 6.36% in 3rd quarter 1991; Lowest: (3.62)% in 1st quarter 1992. Year to date; 3.61% through 06/30/00

5                                                      Smith Barney Mutual Funds

RISK RETURN TABLE

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Lehman Brothers Government Bond Index ("Lehman Index"), a broad-based unmanaged index of all U.S. government obligations. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                          AVERAGE ANNUAL TOTAL RETURNS
                     CALENDAR YEARS ENDED DECEMBER 31, 1999


     CLASS       1 YEAR    5 YEARS   10 YEARS   SINCE INCEPTION   INCEPTION DATE
       A         (9.24)%     4.97%       n/a          4.90%          11/06/92
       B         (9.42)%     5.25%     6.20%          7.27%          03/20/84
       L         (7.24)%     5.26%       n/a          4.36%          02/04/93
       Y         (4.61)%       n/a       n/a          4.38%          02/07/96
       1             n/a       n/a       n/a            n/a               n/a*
  Lehman Index   (2.23)%     7.44%     7.48%          9.31%           **



* Class 1 Shares are currently not being offered. Their inception date will be September 11, 2000.



** Index comparison begins on March 31, 1984.

Government Securities Fund                                                     6

FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                SHAREHOLDER FEES


  (FEES PAID DIRECTLY FROM
  YOUR INVESTMENT)          CLASS A   CLASS B   CLASS L   CLASS Y   CLASS 1
  Maximum sales charge
  (load) imposed on
  purchases (as a % of
  offering price)           4.50%*      None       1.00%    None      6.75%

  Maximum deferred sales
  charge (load) (as a % of
  the lower of net asset
  value at purchase or
  redemption)                None*     4.50%    1.00%     None      None


                         ANNUAL FUND OPERATING EXPENSES


  (EXPENSES DEDUCTED FROM
       FUND ASSETS)        CLASS A   CLASS B   CLASS L   CLASS Y   CLASS 1
  Management fee           0.55%     0.55%     0.55%     0.55%     0.55%

  Distribution and
    service (12b-1) fees   0.25%     0.75%     0.70%      None      None
  Other expenses           0.13%     0.11%     0.14%     0.04%     0.13%
                            ----      ----      ----      ----      ----

  Total annual fund
    operating expenses     0.93%     1.41%     1.39%     0.59%     0.68%
                            ====      ====      ====      ====      ====



* You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

7                                                      Smith Barney Mutual Funds

EXAMPLE

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

- You invest $10,000 in the fund for the period shown

- Your investment has a 5% return each year

- You reinvest all distributions and dividends without a sales charge

- The fund's operating expenses remain the same

                      NUMBER OF YEARS YOU OWN YOUR SHARES


                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS

  Class A (with or without redemption)     $541     $733     $  942     $1,542

  Class B (redemption at end of period)    $594     $746     $  871     $1,560

  Class B (no redemption)                  $144     $446     $  771     $1,560

  Class L (redemption at end of period)    $340     $536     $  853     $1,752

  Class L (no redemption)                  $240     $536     $  853     $1,752

  Class Y (with or without redemption)     $ 60     $189     $  329     $  738

  Class 1 (with or without redemption)     $740     $878     $1,028     $1,464

Government Securities Fund                                                     8

   MORE ON THE FUND'S INVESTMENTS

DERIVATIVE CONTRACTS The fund may, but need not, use derivative contracts, such as interest rate futures and options on interest rate futures, for any of the following purposes:

- To hedge against the economic impact of adverse changes in the market value of portfolio securities, because of changes in interest rates

- As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. Even a small investment in derivative contracts can have a big impact on a fund's interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

DEFENSIVE INVESTING The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

9                                                      Smith Barney Mutual Funds

   MANAGEMENT

MANAGER The fund's investment manager is SSB Citi Fund Management LLC (successor to SSBC Fund Management Inc.), an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

James E. Conroy, investment officer of the manager and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund since its inception in 1984.

MANAGEMENT FEE For its services, the manager received a fee during the fund's last fiscal year equal to 0.35% of the fund's average daily net assets. In addition, the manager received a fee for its administrative services to the fund equal to 0.20% of the fund's average daily net assets.


DISTRIBUTOR The fund has entered into agreements with Salomon Smith Barney and PFS Distributors Inc. to distribute the fund's shares.


DISTRIBUTION PLAN The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.


A distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. A distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. SSB Citi or an affiliate may make similar payments under similar arrangements.



TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into sub-transfer agency and services agreements with PFPC Global Fund Services and PFS Shareholder Services to serve as the fund's sub-transfer agents (the "sub-transfer agents"). The sub-transfer agents will perform certain functions including shareholder record keeping and accounting services.

Government Securities Fund                                                    10

   CHOOSING A CLASS OF SHARES TO BUY


You can choose among four classes of shares: Classes A, B, L and Y. In addition, you can buy additional Class 1 shares if you are a Class 1 shareholder. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.


- If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

- For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.

- Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:


- A broker-dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent")


- The fund, but only if you are investing through certain qualified plans or certain dealer representatives


All classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.


INVESTMENT MINIMUMS Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                    INITIAL            ADDITIONAL
                                            CLASSES A,
                                               B, L        CLASS Y     ALL CLASSES
  General                                    $1,000      $15 million       $50

  IRAs, Self Employed Retirement Plans,
  Uniform Gift to Minor Accounts              $250       $15 million       $50

  Qualified Retirement Plans*                 $25        $15 million       $25

  Simple IRAs                                  $1                n/a       $ 1

  Monthly Systematic Investment Plans         $25                n/a       $25

  Quarterly Systematic Investment Plans       $50                n/a       $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

11                                                     Smith Barney Mutual Funds

   COMPARING THE FUND'S CLASSES


Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.



                          CLASS A         CLASS B         CLASS L         CLASS Y         CLASS 1

KEY FEATURES           - Initial       - No initial    - Initial       - No initial    - Only
                       sales charge    sales charge    sales charge    or deferred     available to
                       - You may       - Deferred        is lower        sales charge    eligible
                         qualify for   sales charge      than Class A  - Must invest     Class 1
                         reduction or    declines      - Deferred        at least $15    shareholders
                         waiver of       over time     sales charge      million       - Higher
                         initial       - Convert to      for only 1    - Lower annual  initial sales
                         sales charge    Class A         year            expenses        charge
                       - Lower annual    after 8       - Does not        than the      - Lower annual
                         expenses        years           convert to      other           expenses
                         than Class B  - Higher          Class A         classes         than Class
                         and Class L   annual          - Higher                          A, B and L
                                         expenses      annual
                                         than Class A    expenses
                                                         than Class A
-----------------------------------------------------------------------------------------------------
INITIAL SALES CHARGE   Up to 4.50%;    None            1.00%           None            Up to 8.50%
                         reduced for                                                     reduced for
                         large                                                           large
                         purchases                                                       purchases
                         and waived
                         for certain
                         investors;
                         no charge
                         for
                         purchases of
                         $500,000 or
                         more
-----------------------------------------------------------------------------------------------------
DEFERRED SALES CHARGE  1.00% on        Up to 4.50%     1.00% if you    None            None
                         purchases of    charged when    redeem
                         $500,000 or     you redeem      within 1
                         more if you     shares. The     year of
                         redeem          charge is       purchase
                         within 1        reduced over
                         year of         time and
                         purchase        there is no
                                         deferred
                                         sales charge
                                         after 6
                                         years
-----------------------------------------------------------------------------------------------------
ANNUAL DISTRIBUTION    0.25% of        0.75% of        0.70% of        None            None
AND SERVICE FEES         average         average         average
                         daily net       daily net       daily net
                         assets          assets          assets
-----------------------------------------------------------------------------------------------------
EXCHANGE PRIVILEGE*    Class A shares  Class B shares  Class L shares  Class Y shares  Class 1 Shares
                         of most         of most         of most         of most         of Smith
                         Smith Barney    Smith Barney    Smith Barney    Smith Barney    Barney funds
                         funds           funds.          funds           funds           that offer
                                                                                         Class 1
                                                                                         shares and
                                                                                         Class A
                                                                                         shares of
                                                                                         certain
                                                                                         other Smith
                                                                                         Barney
                                                                                         mutual funds
-----------------------------------------------------------------------------------------------------



*Ask your Service Agent for the Smith Barney funds available for exchange.

Government Securities Fund                                                    12

   SALES CHARGES

CLASS A SHARES

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.


The table below shows the rate of sales charge you pay, depending on the amount you purchase.



The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions and other fees Service Agents that sell shares of the Fund receive. The distributors keep up to approximately 10% of the sales charge imposed on Class A shares. Service Agents will also receive the service fee payable on Class A shares at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares sold by them.



                                                                BROKER/DEALER
                                    SALES CHARGE AS A % OF:       COMMISSION
                                   OFFERING      NET AMOUNT       AS A % OF
      AMOUNT OF PURCHASE           PRICE (%)    INVESTED (%)    OFFERING PRICE

Less than $25,000                    4.50           4.71             4.05
$25,000 but less than $50,000        4.00           4.17             3.60

$50,000 but less than $100,000       3.50           3.63             3.15
$100,000 but less than $250,000      2.50           2.56             2.25

$250,000 but less than $500,000      1.50           1.52             1.35
$500,000 or more                     0.00           0.00             0.00



INVESTMENTS OF $500,000 OR MORE You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.


QUALIFYING FOR A REDUCED CLASS A SALES CHARGE There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

13                                                     Smith Barney Mutual Funds

Accumulation privilege -- lets you combine the current value of Class A shares owned

- by you, or

- by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent -- lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

WAIVERS FOR CERTAIN CLASS A INVESTORS Class A initial sales charges are waived for certain types of investors, including:


- Employees of NASD members



- Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup



- Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified



If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").


CLASS B SHARES

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

    YEAR AFTER PURCHASE      1ST  2ND  3RD  4TH  5TH  6TH THROUGH 8TH
Deferred sales charge        4.5%   4%   3%   2%   1%       0%

CLASS B CONVERSION After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower

Government Securities Fund                                                    14

annual expenses. Your Class B shares will convert to Class A shares as follows:

                            SHARES ISSUED:          SHARES ISSUED:
    SHARES ISSUED:        ON REINVESTMENT OF      UPON EXCHANGE FROM
      AT INITIAL            DIVIDENDS AND        ANOTHER SMITH BARNEY
       PURCHASE             DISTRIBUTIONS                FUND
Eight years after the   In same proportion as   On the date the shares
date of purchase        the number of Class B   originally acquired
                        shares converting is    would have converted
                        to total Class B        into Class A shares
                        shares you own
                        (excluding shares
                        issued as a dividend)


CLASS 1 SALES CHARGE



Class 1 shares are offered to eligible Class 1 shareholders at the next determined net asset value plus a sales charge. You do not pay a sales charge on a fund's distributions or dividends that you reinvest in additional Class 1 shares.



You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints.



                                                    SALES CHARGE   BROKER/DEALER
                                    SALES CHARGE      AS % OF        COMMISSION
                                      AS % OF        NET AMOUNT      AS A % OF
      AMOUNT OF INVESTMENT         OFFERING PRICE     INVESTED     OFFERING PRICE
Less than $25,000                      6.75%           7.24%           6.00%
$25,000 but less than $50,000          5.75%           6.10%           5.00%
$50,000 but less than $100,000         4.25%           4.44%           3.50%
$100,000 but less than $250,000        3.50%           3.63%           2.75%
$250,000 but less than $500,000        2.50%           2.56%           2.00%
$500,000 but less than $1,000,000      2.00%           2.04%           1.60%
$1,000,000 but less than
$2,500,000                             1.00%           1.01%           0.75%
$2,500,000 but less than
$5,000,000                             0.50%           0.50%           0.40%
$5,000,000 or more                     0.25%           0.25%           0.20%



CLASS L SHARES (AVAILABLE THROUGH CERTAIN SERVICE AGENTS)


You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

15                                                     Smith Barney Mutual Funds


CLASS Y SHARES (AVAILABLE THROUGH CERTAIN SERVICE AGENTS)


You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

Government Securities Fund                                                    16

   MORE ABOUT DEFERRED SALES CHARGES


The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less. Therefore you do not pay a sales charge on amounts representing appreciation or depreciation.


In addition, you do not pay a deferred sales charge on:

- Shares exchanged for shares of another Smith Barney fund

- Shares representing reinvested distributions and dividends

- Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.


If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.



The fund's distributors receive deferred sales charges as partial compensation for their expenses in selling shares, including the payment of compensation to your Service Agent.



Service Agents selling Class B shares receive a commission of up to 4.50% of the purchase price of the Class B shares they sell, except for sales exempt from the deferred sales charge. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares they are servicing.



Service Agents selling Class L shares receive commission of up to 2.00% of the purchase price of the Class L shares they sell.


DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for each share class will generally be waived:

- On payments made through certain systematic withdrawal plans

- On certain distributions from a retirement plan

- For involuntary redemptions of small account balances

- For 12 months following the death or disability of a shareholder


If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

17                                                     Smith Barney Mutual Funds

   BUYING SHARES



           Through a   You should contact your Service Agent to open
       Service Agent   a brokerage account and make arrangements to
                       buy shares.
                       If you do not provide the following
                       information, your order will be rejected:
                       - Class of shares being bought
                       - Dollar amount or number of shares being
                         bought
                       Your Service Agent may charge an annual
                       account maintenance fee.
--------------------------------------------------------------------
         Through the   Qualified retirement plans and certain other
                fund   investors who are clients of certain Service
                       Agents are eligible to buy shares directly
                       from the fund.
                       - Write the fund at the following address:
                       SMITH BARNEY INVESTMENT FUNDS INC.
                            SMITH BARNEY GOVERNMENT SECURITIES FUND
                            (SPECIFY CLASS OF SHARES)
                            C/O PFPC GLOBAL FUND SERVICES
                            P.O. BOX 9699
                            PROVIDENCE, RI 02940-9699
                       - Enclose a check made payable to the fund to
                       pay for the shares.  For initial purchases,
                         complete and send an account application.
                       - For more information, call the transfer
                       agent at 1-800-451-2010.

Government Securities Fund                                                    18



           Through a   You may authorize your Service Agent or a
          systematic   sub- transfer agent to transfer funds
     investment plan   automatically from (i) a regular bank
                       account, (ii) cash held in a brokerage
                       account opened with a Service Agent or (iii)
                       certain money market funds, in order to buy
                       shares on a regular basis.
                       - Amounts transferred should be at least: $25
                         monthly or $50 quarterly.
                       - If you do not have sufficient funds in your
                         account on a transfer date, your Service
                         Agent or the sub-transfer agent may charge
                         you a fee.
                       For more information, contact your Service
                       Agent or the transfer agent or consult the
                       SAI.

19                                                     Smith Barney Mutual Funds

   EXCHANGING SHARES


 Smith Barney offers   You should contact your Service Agent to
       a distinctive   exchange into other Smith Barney funds. Be
     family of funds   sure to read the prospectus of the Smith
    tailored to help   Barney fund you are exchanging into. An
    meet the varying   exchange is a taxable transaction.
       needs of both
     large and small   - You may exchange shares only for shares of
           investors   the same class of another Smith Barney fund.
                         Not all Smith Barney funds offer all
                         classes.
                       - Not all Smith Barney funds may be offered
                       in your state of residence. Contact your
                         Service Agent or the transfer agent.
                       - You must meet the minimum investment amount
                         for each fund (except for systematic
                         investment plan exchanges).
                       - If you hold share certificates, the
                       transfer agent must receive the certificates
                         endorsed for transfer or with signed stock
                         powers (documents transferring ownership of
                         certificates) before the exchange is
                         effective.
                       - The fund may suspend or terminate your
                         exchange privilege if you engage in an
                         excessive pattern of exchanges.
--------------------------------------------------------------------
           Waiver of   Your shares will not be subject to an initial
    additional sales   sales charge at the time of the exchange.
             charges
                       Your deferred sales charge (if any) will
                       continue to be measured from the date of your
                       original purchase. If the fund you exchange
                       into has a higher deferred sales charge, you
                       will be subject to that charge. If you
                       exchange at any time into a fund with a lower
                       charge, the sales charge will not be reduced.

Government Securities Fund                                                    20



        By telephone   If you do not have a brokerage account with a
                       Service Agent, you may be eligible to
                       exchange shares through the fund. You must
                       complete an authorization form to authorize
                       telephone transfers. If eligible, you may
                       make telephone exchanges on any day the New
                       York Stock Exchange is open. For clients of a
                       PFS Registered Representative, call PFS
                       Shareholder Services at 1-800-544-5445
                       between 8 a.m. and 8 p.m. All other
                       shareholders should call the transfer agent
                       at 1-800-451- 2010 between 9:00 a.m. and 4:00
                       p.m. (Eastern time). Requests received after
                       the close of regular trading on the Exchange
                       are priced at the net asset value next
                       determined.
                       You can make telephone exchanges only between
                       accounts that have identical registrations.
--------------------------------------------------------------------
             By mail   If you do not have a brokerage account,
                       contact your Service Agent or write to a
                       sub-transfer agent at the address on the
                       following page.

21                                                     Smith Barney Mutual Funds

   REDEEMING SHARES


           Generally   Contact your Service Agent to redeem shares
                       of the fund.
                       If you hold share certificates, the
                       sub-transfer agent must receive the
                       certificates endorsed for transfer or with
                       signed stock powers before the redemption is
                       effective.
                       If the shares are held by a fiduciary or
                       corporation, other documents may be required.
                       Your redemption proceeds will be sent within
                       three business days after your request is
                       received in good order. However, if you
                       recently purchased your shares by check, your
                       redemption proceeds will not be sent to you
                       until your original check clears, which may
                       take up to 15 days.
                       If you have a brokerage account with a
                       Service Agent, your redemption proceeds will
                       be placed in your account and not reinvested
                       without your specific instruction. In other
                       cases, unless you direct otherwise, your
                       redemption proceeds will be paid by check
                       mailed to your address of record.
--------------------------------------------------------------------
             By mail   For accounts held directly at the fund, send
                       written requests to the fund at either of the
                       following addresses:
                       For clients of a PFS Investments Registered
                       Representative, write PFS Shareholder
                       Services at the following address:
                       PFS SHAREHOLDER SERVICES
                            P.O. BOX 105043
                            ATLANTA, GA 30348-5043
                       For all other investors, send your request to
                       PFPC Global Fund Services at the following
                       address:
                       SMITH BARNEY INVESTMENT FUNDS INC.
                            SMITH BARNEY GOVERNMENT SECURITIES FUND
                            (SPECIFY CLASS OF SHARES)
                            C/O PFPC GLOBAL FUND SERVICES
                            P.O. BOX 9699
                            PROVIDENCE, R.I. 02940-9699
                       Your written request must provide the
                       following:
                       - The fund and account number
                       - The class of shares and the dollar amount
                       or number of shares to be redeemed
                       - Signatures of each owner exactly as the
                       account is registered
--------------------------------------------------------------------

Government Securities Fund                                                    22



        By telephone   If you do not have a brokerage account, you
                       may be eligible to redeem shares (except
                       those held in retirement plans) in amounts up
                       to $50,000 per day through the fund. You must
                       complete an authorization form to authorize
                       telephone redemptions. If eligible, you may
                       request redemptions by telephone on any day
                       the New York Stock Exchange is open. For
                       clients of a PFS Investments Registered
                       Representative, call PFS Shareholder Services
                       at 1-800-544-5445 between 8:00 a.m. and 8:00
                       p.m. (Eastern time). All other shareholders
                       should call the transfer agent at 1-800-
                       451-2010 between 9:00 a.m. and 4:00 p.m.
                       (Eastern time). Requests received after the
                       close of regular trading on the Exchange are
                       priced at the net asset value next
                       determined.
                       Your redemption proceeds can be sent by check
                       to your address of record or by wire or
                       electronic transfer (ACH) to a bank account
                       designated on your authorization form. You
                       must submit a new authorization form to
                       change the bank account designated to receive
                       wire or electronic transfers and you may be
                       asked to provide certain other documents. The
                       sub-transfer agent may charge a fee on an
                       electronic transfer (ACH).
--------------------------------------------------------------------
      Automatic cash   You can arrange for the automatic redemption
    withdrawal plans   of a portion of your shares on a monthly or
                       quarterly basis. To qualify you must own
                       shares of the fund with a value of at least
                       $10,000 ($5,000 for retirement plan accounts)
                       and each automatic redemption must be at
                       least $50. If your shares are subject to a
                       deferred sales charge, the sales charge will
                       be waived if your automatic payments do not
                       exceed 1% per month of the value of your
                       shares subject to a deferred sales charge.
                       The following conditions apply:
                       - Your shares must not be represented by
                       certificates
                       - All dividends and distributions must be
                       reinvested
                       For more information, contact your Service
                       Agent or consult the SAI.

23                                                     Smith Barney Mutual Funds

   OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

- Name of the fund

- Account number

- Class of shares being bought, exchanged or redeemed

- Dollar amount or number of shares being bought, exchanged or redeemed

- Signature of each owner exactly as the account is registered


The fund will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time.


SIGNATURE GUARANTEES To be in good order, your redemption request must include a signature guarantee if you:


- Are redeeming over $50,000


- Are sending signed share certificates or stock powers to the sub-transfer agent

- Instruct the sub-transfer agent to mail the check to an address different from the one on your account

- Changed your account registration

- Want the check paid to someone other than the account owner(s)

- Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

- Suspend the offering of shares

- Waive or change minimum and additional investment amounts

- Reject any purchase or exchange order

- Change, revoke or suspend the exchange privilege

- Suspend telephone transactions

Government Securities Fund                                                    24

- Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

- Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities


SMALL ACCOUNT BALANCES If your account falls below $500, ($250 for IRA accounts) because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amounts. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.


EXCESSIVE EXCHANGE TRANSACTIONS The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

SHARE CERTIFICATES The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

25                                                     Smith Barney Mutual Funds

   DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS The fund generally pays dividends from net investment income periodically and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class that you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.


TAXES In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

           TRANSACTION                    FEDERAL TAX STATUS

Redemption or exchange of shares   Usually capital gain or loss;
                                   long-term only if shares owned
                                   more than one year
Long-term capital gain             Long-term capital gain
distributions

Short-term capital gain            Ordinary income
distributions
Dividends                          Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

Government Securities Fund                                                    26

   SHARE PRICE

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.


In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the fund's sub-transfer agents before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.



Service Agents must transmit all orders to buy, exchange or redeem shares to the fund's sub-transfer agent before the sub-transfer agent's close of business.

27                                                     Smith Barney Mutual Funds

   FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

                      FOR A CLASS A SHARE OF CAPITAL STOCK
              OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31:


                                 1999(1)  1998(1)   1997     1996     1995
----------------------------------------------------------------------------
Net asset value, beginning of
  year                             $9.97    $9.75    $9.34    $9.77    $9.17
----------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income             0.49     0.51     0.59     0.61     0.67
  Net realized and unrealized
    gain (loss)                   (0.98)     0.26     0.42   (0.44)     0.62
----------------------------------------------------------------------------
Total income (loss) from
  operations                      (0.49)     0.77     1.01     0.17     1.29
----------------------------------------------------------------------------
Less distribution from:
  Net investment income           (0.49)   (0.55)   (0.60)   (0.59)   (0.69)
  Capital                        (0.00)(2)   --      --      (0.01)    --
----------------------------------------------------------------------------
Total distributions               (0.49)   (0.55)   (0.60)   (0.60)   (0.69)
----------------------------------------------------------------------------
Net asset value, end of year       $8.99    $9.97    $9.75    $9.34    $9.77
----------------------------------------------------------------------------
Total return                     (4.96)%    8.12%   11.23%    1.96%   14.50%
----------------------------------------------------------------------------
Net assets, end of year (000)'s  $288,133 $347,622 $361,124 $388,563 $453,378
----------------------------------------------------------------------------
Ratios to average net assets:
  Expenses excluding interest
    expense                        0.93%    0.92%    0.92%    0.93%    0.94%
  Interest expense                  0.01     0.08     0.85     0.84     0.43
  Net investment income             5.21     5.15     6.24     6.16     6.70
----------------------------------------------------------------------------
Portfolio turnover rate          161%     334%     274%     420%     294%
----------------------------------------------------------------------------


(1) Per share amounts have been calculated using the monthly average shares method.
(2)  Amount represents less than $0.01 per share.

Government Securities Fund                                                    28

                      FOR A CLASS B SHARE OF CAPITAL STOCK
              OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31:


                                 1999(1)  1998(1)   1997     1996     1995
----------------------------------------------------------------------------
Net asset value, beginning of
  year                             $9.97    $9.79    $9.38    $9.81    $9.17
----------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income             0.45     0.45     0.54     0.56     0.59
  Net realized and unrealized
    gain (loss)                   (0.97)     0.26     0.44   (0.44)     0.65
----------------------------------------------------------------------------
Total income (loss) from
  operations                      (0.52)     0.71     0.98     0.12     1.24
----------------------------------------------------------------------------
Less distribution from:
  Net investment income           (0.45)   (0.53)   (0.57)   (0.54)   (0.60)
  Capital                        (0.00)(2)   --      --      (0.01)    --
----------------------------------------------------------------------------
Total distributions               (0.45)   (0.53)   (0.57)   (0.55)   (0.60)
----------------------------------------------------------------------------
Net asset value, end of year       $9.00    $9.97    $9.79    $9.38    $9.81
----------------------------------------------------------------------------
Total return                     (5.35)%    7.44%   10.82%    1.42%   13.87%
----------------------------------------------------------------------------
Net assets, end of year (000)'s  $65,989  $92,082  $101,273 $121,894 $158,459
----------------------------------------------------------------------------
Ratios to average net assets:
  Expenses excluding interest
    expense                        1.41%    1.43%    1.44%    1.45%    1.45%
  Interest expense                  0.01     0.08     0.85     0.84     0.43
  Net investment income             4.72     4.64     5.73     5.64     6.19
----------------------------------------------------------------------------
Portfolio turnover rate          161%     334%     274%     420%     294%
----------------------------------------------------------------------------


(1) Per share amounts have been calculated using the monthly average shares method.
(2)  Amount represents less than $0.01 per share.

29                                                     Smith Barney Mutual Funds

                    FOR A CLASS L(2) SHARE OF CAPITAL STOCK
              OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31:


                                 1999(1)  1998(1)   1997     1996     1995
----------------------------------------------------------------------------
Net asset value, beginning of
  year                             $9.97    $9.78    $9.38    $9.81    $9.17
----------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income             0.46     0.45     0.54     0.57     0.60
  Net realized and unrealized
    gain (loss)                   (0.99)     0.27     0.43   (0.44)     0.65
----------------------------------------------------------------------------
Total income (loss) from
  operations                      (0.53)     0.72     0.97     0.13     1.25
----------------------------------------------------------------------------
Less distribution from:
  Net investment income           (0.45)   (0.53)   (0.57)   (0.55)   (0.61)
  Capital                        (0.00)(3)   --      --      (0.01)    --
----------------------------------------------------------------------------
Total distributions               (0.45)   (0.53)   (0.57)   (0.56)   (0.61)
----------------------------------------------------------------------------
Net assets value, end of year      $8.99    $9.97    $9.78    $9.38    $9.81
----------------------------------------------------------------------------
Total return                     (5.41)%    7.56%   10.75%    1.47%   13.93%
----------------------------------------------------------------------------
Net asset, end of year (000)'s   $6,611   $4,411   $2,311   $1,443   $1,039
----------------------------------------------------------------------------
Ratios to average net assets:
  Expenses excluding interest
    expense                        1.39%    1.40%    1.39%    1.38%    1.37%
  Interest expense                  0.01     0.08     0.85     0.84     0.43
  Net investment income             4.77     4.63     5.70     5.71     6.27
----------------------------------------------------------------------------
Portfolio turnover rate          161%     334%     274%     420%     294%
----------------------------------------------------------------------------


(1) Per share amounts have been calculated using the monthly average shares method.
(2) On June 12, 1998, Class C shares were renamed Class L shares.
(3)  Amount represents less than $0.01 per share.

Government Securities Fund                                                    30

                      FOR A CLASS Y SHARE OF CAPITAL STOCK
              OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31:


                                          1999(1)  1998(1)   1997    1996(2)
----------------------------------------------------------------------------
Net asset value, beginning of year          $9.97    $9.76    $9.34    $9.71
----------------------------------------------------------------------------
Income from operations:
  Net investment income                      0.53     0.54     0.61     0.57
  Net realized and unrealized gain
    (loss)                                 (0.98)     0.26     0.44   (0.37)
----------------------------------------------------------------------------
Total income (loss) from operations        (0.45)     0.80     1.05     0.20
----------------------------------------------------------------------------
Less distribution from:
  Net investment income                    (0.53)   (0.59)   (0.63)   (0.56)
  Net realized gains                      (0.00)(5)   --      --      (0.01)
----------------------------------------------------------------------------
Total distributions                        (0.53)   (0.59)   (0.63)   (0.57)
----------------------------------------------------------------------------
Net asset value, end of year                $8.99    $9.97    $9.76    $9.34
----------------------------------------------------------------------------
Total return                              (4.61)%    8.42%   11.73%  2.30%(3)
----------------------------------------------------------------------------
Net assets, end of year (000)'s           $213,170 $191,253 $109,909 $39,667
----------------------------------------------------------------------------
Ratios to average net assets:
  Expenses excluding interest expense       0.59%    0.59%    0.58%  0.44%(4)
  Interest expense                           0.01     0.08     0.85  0.84(4)
  Net investment income                      5.57     5.43     6.46  6.49(4)
----------------------------------------------------------------------------
Portfolio turnover rate                   161%     334%     274%     420%
----------------------------------------------------------------------------


(1) Per share amounts have been calculated using the monthly average shares method.
(2)  For the period from February 7, 1996 (inception date) to
     December 31, 1996.
(3)  Not Annualized.
(4)  Annualized.
(5)  Amount represents less than $0.01 per share.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

                                                [SMITH BARNEY MUTUAL FUNDS LOGO]

GOVERNMENT
SECURITIES FUND

-- AN INVESTMENT PORTFOLIO OF
SMITH BARNEY INVESTMENT FUNDS INC.

SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.


The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.


STATEMENT OF ADDITIONAL INFORMATION The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling the fund's sub-transfer agents (PFS Shareholder Services at 1-800-544-5445 or PFPC Global Fund Services at 1-800-451-2010), or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.



Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at HTTP:WWW.SEC.GOV. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.



If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.



(Investment Company Act file no. 811-03275)
FD0234 8/00

[SB]Smith Barney
[MF]Mutual Funds
Your Serious Money. Professionally Managed.(SM)



P R O S P E C T U S




Small Cap
Growth Fund

Class A, B, L, Y and 1 Shares
--------------------------------------------------------------------------------
October 11, 1999
as amended August 21, 2000









The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Small Cap Growth Fund

 Contents

Investments, risks, and expenses............................................   2

More on the fund's investments..............................................   5

Management..................................................................   6

Choosing a class of shares to buy...........................................   7

Comparing the fund's classes................................................   9

Sales charges...............................................................  10

More about deferred sales charges...........................................  14

Buying shares...............................................................  15

Exchanging shares...........................................................  16

Redeeming shares............................................................  18

Other things to know about share transactions...............................  20

Dividends, distributions and taxes..........................................  22

Share price.................................................................  23

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                                       Smith Barney Mutual Funds

 Investments, risks and expenses

Investment objective
The fund seeks long-term growth of capital.

Principal investment strategies

Key investments The fund invests primarily in equity securities of high growth companies. These companies possess a market capitalization within the market capitalization range of companies in the Russell 2000 Growth Index (the "In-dex") at the time of the fund's investment. The size of the companies in the Index changes with market conditions and the composition of the Index. As of July 31, 2000, the largest market capitalization of a company in the Index was $4.4 billion. Equity securities include exchange traded and over-the-counter common stocks, preferred stocks, debt securities convertible into equity secu-rities and warrants and rights relating to equity securities. The fund may invest up to 35% of its assets in equity securities of companies with market capitalizations outside the range of companies in the Index.

Selection process The manager focuses on small capitalization companies that exhibit attractive growth characteristics. The manager selects individual stocks for investment by identifying those companies which exhibit the most favorable growth prospects. In selecting individual companies for investment, the manager considers:

 .Growth characteristics, including high historic growth rates and high fore-
  casted growth of sales, profits and return on equity
 .Innovative companies at the cutting edge of positive and dynamic demographic and economic trends
 .Products and services that give the company a competitive advantage
 .Skilled management committed to long-term growth
 .Potential for a long-term investment by the fund

The manager uses a disciplined investment process to identify small financially sound growth companies that exhibit the potential to become much larger and more successful. Elements of this process include fundamental research, evalua-tion of key management and screening techniques.

Small Cap Growth Fund

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or a slowdown of economic growth
 .U.S. stock markets perform poorly relative to other types of investments
 .An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests .Small capitalization stocks underperform mid capitalization and large capital-
  ization stocks
 .The manager's judgment about the attractiveness, growth prospects, value or potential appreciation of a particular stock proves to be incorrect

Because the fund invests primarily in small capitalization growth companies, an investment in the fund may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization compa-nies. Small capitalization companies may have more limited product lines, mar-kets and financial resources than large capitalization companies. They may have shorter operating histories and more erratic businesses. In addition, small capitalization company stocks may be less liquid than large capitalization com-pany stocks.

Who may want to invest The fund may be an appropriate investment if you:

 .Are seeking to participate in the long term potential of small capitalization growth companies
 .Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in large cap companies
 .Are willing to accept the risks of the stock market and the special risks and potential long-term rewards of investing in smaller companies with limited track records
 .Are seeking diversification

Performance

The fund does not yet have a sufficient operating history to generate the per-formance information which other Smith Barney funds show in bar and table form in this location of the prospectus.

                                                       Smith Barney Mutual Funds

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your
investment)                             Class A Class B Class L Class Y Class 1
Maximum sales charge (load) imposed on
purchases (as a % of offering price)     5.00%    None   1.00%    None   8.50%
Maximum deferred sales charge (load)
(as a % of the lower of net asset
value at purchase or redemption)         None*   5.00%   1.00%    None    None

                    Annual fund operating expenses
(expenses deducted from fund assets)    Class A Class B Class L Class Y Class I
Management fee                           0.75%   0.75%   0.75%   0.75%   0.75%
Distribution and service (12b-1) fees    0.25%   1.00%   1.00%    None    None
Other expenses**                         0.21%   0.21%   0.21%   0.11%   0.37%
                                         -----   -----   -----   -----   -----
Total annual fund operating expenses     1.21%   1.96%   1.96%    .86%   1.12%

 *You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

**"Other expenses" have been estimated based on expenses the fund expects to incur during its fiscal year ending September 30, 2000.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge
 .The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years
Class A (with or without redemption)    $617  $  865
Class B (redemption at end of period)   $699  $  915
Class B (no redemption)                 $199  $  615
Class L (redemption at end of period)   $397  $  709
Class L (no redemption)                 $297  $  709
Class Y (with or without redemption)    $ 88  $  274
Class 1 (with or without redemption)    $954  $1,176



Small Cap Growth Fund

 More on the fund's investments

Foreign investments The fund may invest up to 10% of its assets (at the time of investment) in foreign securities. The fund may invest directly in foreign issuers or invest in depositary receipts. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is avail-able about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase invest-ment gains or add to investment losses.

Other investments

Short-term debt securities While the fund intends to be substantially fully invested in equity securities, the fund may maintain a portion of its assets (normally not more than 10%) in money market instruments and/or cash to pay expenses and meet redemption requests. Generally, the value of these fixed income obligations will decline if interest rates rise, the credit rating of the security is downgraded or the issuer defaults on its obligation to pay principal or interest.

Derivatives and hedging techniques The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

 .To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates.
 .As a substitute for buying or selling securities
 .As a cash flow management technique

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securi-ties, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or inter-est rates are changing. The fund may not fully benefit

                                                       Smith Barney Mutual Funds
from or may lose money on derivatives if changes in their value do not corre-spond accurately to changes in the value of the fund's holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market instruments. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

 Management

Manager The fund's investment manager is SSB Citi Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidi-aries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Timothy Woods, CFA, investment officer of the manager and managing director of Salomon Smith Barney, is responsible for the day-to-day management of the fund's portfolio. Mr. Woods has more than 15 years of securities business expe-rience. Prior to July 1999, he was a Principal at Bankers Trust Company and manager of the Small-Mid Cap Growth Team.

Management fee For its services, the manager will receive a fee on an annual basis of 0.75% of the fund's average daily net assets.

Distributor The fund has entered into agreements with Salomon Smith Barney and PFS Distributors Inc. to distribute the fund's shares.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

A distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. A distributor may also make payments for marketing, promotional or related

Small Cap Growth Fund
expenses to dealers. The amount of these payments is determined by the distrib-utor and may be substantial. SSB Citi or an affiliate may make similar payments under similar arrangements.

Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into sub-transfer agency and services agreements with PFPC Global Fund Services and PFS Shareholder Services to serve as the fund's sub-transfer agents (the "sub-transfer agents"). The sub-transfer agents will perform certain functions including shareholder record keeping and accounting services.

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. In addi-tion, you can buy additional Class 1 shares if you are a Class 1 shareholder. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 .For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 .Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

 .A broker-dealer, financial intermediary, financial institution or a distribu-
  tor's financial consultants (each called a "Service Agent")
 .The fund, but only if you are investing through certain qualified plans or certain dealer representatives

All Classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.

                                                       Smith Barney Mutual Funds

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial           Additional
                                       Classes A, B, L   Class Y   All Classes
General                                    $1,000      $15 million     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts             $  250      $15 million     $50
Qualified Retirement Plans*                $   25      $15 million     $25
Simple IRAs                                $    1          n/a         $ 1
Monthly Systematic Investment Plans        $   25          n/a         $25
Quarterly Systematic Investment Plans      $   50          n/a         $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

Small Cap Growth Fund

 Comparing the fund's classes

Your Service Agent can help you decide which class meets your goals. The Serv-ice Agent may receive different compensation depending upon which class you choose.

                          Class A    Class B    Class L    Class Y     Class 1
Key features             .Initial   .No ini-   .Initial   .No ini-   .Only avail-
                          sales      tial       sales      tial or    able to
                          charge     sales      charge is  deferred   eligible
                          .You may   charge     lower      sales      Class 1
                          qualify    .Deferred  than       charge     shareholders
                          for        sales      Class A    .Must      .Higher
                          reduction  charge     .Deferred  invest at  initial
                          or waiver  declines   sales      least $15  sales
                          of ini-    over time  charge     million    charge
                          tial       .Converts  for only   .Lower     .Lower
                          sales      to Class   1 year     annual     annual
                          charge     A after 8  .Does not  expenses   expenses
                          .Lower     years      convert    than the   than Class
                          annual     .Higher    to Class   other      A, B and L
                          expenses   annual     A          classes
                          than       expenses   .Higher
                          Class B    than       annual
                          and Class  Class A    expenses
                          L                     than
                                                Class A
----------------------------------------------------------------------------------
Initial sales charge     Up to         None       1.00%      None    Up to 8.50%
                         5.00%;                                      reduced for
                         reduced                                     large pur-
                         for large                                   chases
                         purchases
                         and waived
                         for cer-
                         tain
                         investors.
                         No charge
                         for pur-
                         chases of
                         $1,000,000
                         or more
----------------------------------------------------------------------------------
Deferred sales charge    1.00% on   Up to      1.00% if      None    None
                         purchases  5.00%      you redeem
                         of         charged    within 1
                         $1,000,000   when you   year of
                         or more if redeem     purchase
                         you redeem shares.
                         within 1   The charge
                         year of    is reduced
                         purchase   over time
                                    and there
                                    is no
                                    deferred
                                    sales
                                    charge
                                    after 6
                                    years
----------------------------------------------------------------------------------
Annual Distribution and  0.25% of   1.00% of   1.00% of      None    None
service fees             average    average    average
                         daily net  daily net  daily net
                         assets     assets     assets
----------------------------------------------------------------------------------
Exchange Privilege*      Class A    Class B    Class L    Class Y    Class 1
                         shares     shares     shares     shares     Shares of
                         of most    of most    of most    of most    Smith Barney
                         Smith      Smith Bar- Smith Bar- Smith Bar- funds that
                         Barney     ney funds  ney funds  ney funds  offer Class
                         funds                                       1 shares and
                                                                     Class A
                                                                     shares of
                                                                     certain
                                                                     other Smith
                                                                     Barney
                                                                     mutual funds
----------------------------------------------------------------------------------

* Ask your Service Agent for the Smith Barney funds available for exchange.

                                                       Smith Barney Mutual Funds

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase.

The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions and other fees Service Agents that sell shares of the Fund receive. The distributors keep up to approximately 10% of the sales charge imposed on Class A shares. Service Agents will also receive the service fee payable on Class A shares at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares sold by them.

                                                        Broker/Dealer
                                 Sales charge as a % of   commission
                                 Offering  Net amount     as a % of
Amount of purchase               Price (%) Invested (%) offering price
Less than $25,000                  5.00        5.26          4.50
$25,000 but less than $50,000      4.25        4.44          3.83
$50,000 but less than $100,000     3.75        3.90          3.38
$100,000 but less than $250,000    3.25        3.36          2.93
$250,000 but less than $500,000    2.75        2.83          2.48
$500,000 but less than $1,000,000  2.00        2.04          1.80
$1,000,000 or more                  -0-         -0-        up to 1.00


Investments of $1,000,000 or more You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Small Cap Growth Fund

Accumulation privilege - lets you combine the current value of Class A shares owned

 .by you, or
 .by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-tain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .Employees of NASD members

 .Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup

 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

Year after purchase    1st 2nd 3rd 4th 5th 6th through 8th
Deferred sales charge   5%  4%  3%  2%  1%        0%

                                                       Smith Barney Mutual Funds

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

                                                           Shares issued:
                                        Shares issued:     Upon exchange from
                                        On reinvestment of another Smith
Shares issued:                          dividends and      Barney
At initial purchase                     distributions      fund
Eight years after the date of purchase  In same proportion On the date the
                                        as the number of   shares originally
                                        Class B shares     acquired would
                                        converting is to   have converted
                                        total Class B      into Class A
                                        shares you own     shares
                                        (excluding shares
                                        issued as a
                                        dividend)

Class 1 Sales Charge

Class 1 shares are offered to eligible Class 1 shareholders at the next deter-mined net asset value plus a sales charge. You do not pay a sales charge on a fund's distributions or dividends that you reinvest in additional Class 1 shares.

You pay a lower sales charge as the size of your investment increases to cer-tain levels called breakpoints.

Amount of investment               sales charge   sales charge Broker/Dealer
                                   as % of        as % of      Commission as
                                   offering price net amount   a % of
                                                  invested     Offering Price
Less than $10,000                       8.50%         9.29%         7.00%
$10,000 but less than $25,000           7.75%         8.40%         6.25%
$25,000 but less than $50,000           6.00%         6.38%         5.00%
$50,000 but less than $100,000          4.50%         4.71%         3.75%
$100,000 but less than $250,000         3.50%         3.63%         3.00%
$250,000 but less than $400,000         2.50%         2.56%         2.00%
$400,000 but less than $600,000         2.00%         2.04%         1.60%
$600,000 but less than $5,000,000       1.00%         1.01%         0.75%
$5,000,000 or more                      0.25%         0.25%         0.20%

Small Cap Growth Fund

Class L shares (available through certain Service Agents)
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith Barney Mutual Funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y shares (available through certain Service Agents)
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

                                                       Smith Barney Mutual Funds

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less. Therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributors receive deferred sales charges as partial compensation for their expenses in selling shares, including the payment of compensation to your Service Agent.

Service Agents selling Class B shares receive a commission of up to 4.5% of the purchase price of the Class B shares they sell, except for sales exempt from the deferred sales charge. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares they are servicing.

Service Agents selling Class L shares receive a commission of up to 2.00% of the purchase price of the Class L shares they sell.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .On certain distributions from a retirement plan
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

Small Cap Growth Fund

 Buying shares

      Through a   You should contact your Service Agent to open a brokerage
  Service Agent   account and make arrangements to buy shares.

                  If you do not provide the following information, your order will be rejected:

                  .Class of shares being bought
                  .Dollar amount or number of shares being bought

                  Your Service Agent may charge an annual account maintenance fee.
--------------------------------------------------------------------------------

    Through the   Qualified retirement plans and certain other investors who
      fund        are clients of certain Service Agents are eligible to buy
                  shares directly from the fund.

                  .Write the fund at the following address:
                       Smith Barney Investment Funds Inc. Small Cap Growth
                       Fund
                       (Specify class of shares)
                       c/o PFPC Global Fund Services
                       P.O. Box 9699
                       Providence, RI 02940-9699
                  .Enclose a check to pay for the shares. For initial pur-
                    chases, complete and send an account application
                  .For more information, call the transfer agent at 1-800-451-
                    2010
--------------------------------------------------------------------------------

      Through a   You may authorize your Service Agent or a sub-transfer agent
     systematic   to transfer funds automatically from (i) a regular bank
     investment   account, (ii) cash held in a brokerage account opened with a
           plan   Service Agent or (iii) certain money market funds, in order to buy shares on a regular basis.

                  .Amounts transferred should be at least: $25 monthly or $50 quarterly.

                  .If you do not have sufficient funds in your account on a
                    transfer date, your Service Agent or the sub-transfer agent may charge you a fee.

                  For more information, contact your Service Agent or the transfer agent or consult the SAI.

                                                       Smith Barney Mutual Funds

 Exchanging shares


  Smith Barney   You should contact your Service Agent to exchange into other
      offers a   Smith Barney funds. Be sure to read the prospectus of the
   distinctive   Smith Barney fund you are exchanging into. An exchange is a
     family of   taxable transaction.
  mutual funds
   tailored to   .You may exchange shares only for shares of the same class of
 help meet the     another Smith Barney fund. Not all Smith Barney funds offer
 varying needs     all classes.
 of both large
     and small   .Not all Smith Barney funds may be offered in your state of
     investors     residence. Contact your Service Agent or the transfer
                   agent.

                 .You must meet the minimum investment amount for each fund
                   (except for systematic investment plan exchanges).
                 .If you hold share certificates, the transfer agent must
                   receive the certificates endorsed for transfer or with
                   signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
--------------------------------------------------------------------------------
     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges
                 Your deferred sales charge (if any) will continue to be mea-
                 sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you
                 will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------

Small Cap Growth Fund

  By telephone   If you do not have a brokerage account with a Service Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. For clients of a PFS Investments Registered Representative, call PFS Share-holder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------

       By mail If you do not have a brokerage account, contact your Service Agent or write to a sub-transfer agent at the address on the next page.

                                                       Smith Barney Mutual Funds

 Redeeming shares


     Generally   Contact your Service Agent to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears which may take up to 15 days.

                 If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------

       By mail For accounts held directly at the fund, send written requests to the fund at either of the following addresses:

                 For clients of a PFS Investments Registered Representative, write PFS Shareholder Services at the following address:

                   PFS Shareholder Services

                   P.O. Box 105043

                   Atlanta, GA 30348-5043

                 For all other investors, send your request to PFPC Global Fund Services at the following address:
                   Smith Barney Investment Funds Inc. Small Cap Growth Fund (Specify class of shares)
                   PFPC Global Fund Services
                   P.O. Box 9699
                   Providence, RI 02940-9699

Small Cap Growth Fund

                 Your written request must provide the following:

                 .The fund and account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is regis-
                   tered
--------------------------------------------------------------------------------

  By telephone   If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $50,000 per day through the fund. You must com-plete an authorization form to authorize telephone redemp-tions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. For clients of a PFS Investments Registered Representative, call PFS
                 Shareholder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                 Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated on your authorization form. You must sub-
                 mit a new authorization form to change the bank account des-
                 ignated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agents may change a fee on an electronic transfer (ACH).
--------------------------------------------------------------------------------
     Automatic   You can arrange for the automatic redemption of a portion of
          cash   your shares on a monthly or quarterly basis. To qualify you
    withdrawal   must own shares of the fund with a value of at least $10,000
         plans   ($5,000 for retirement plan accounts) and each automatic
                 redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 .Your shares must not be represented by certificates .All dividends and distributions must be reinvested



                 For more information, contact your Service Agent or consult the SAI.

                                                       Smith Barney Mutual Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed.

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

The fund will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $50,000
 .Are sending signed share certificates or stock powers to the transfer agent

 .Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions

Small Cap Growth Fund

 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Small account balances If your account falls below $500 ($250 for IRA accounts) because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amounts. If you choose not to do so within 60 days, the fund may close your account and send you the redemp-tion proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

                                                       Smith Barney Mutual Funds

 Dividends, distributions and taxes

Dividends The fund generally makes capital gain distributions and pays divi-dends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addi-tional fund shares of the same class you hold. You do not pay a sales charge on reinvested distributions or dividends. The fund expects distributions to be primarily from capital gains. Alternatively, you can instruct your Service Agent or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

 Transaction                           Federal tax status
Redemption or exchange of shares       Usually capital gain or
                                       loss; long-term only if
                                       shares owned more than
                                       one year
Long-term capital gain distributions   Long-term capital gain
Short-term capital gain distributions  Ordinary income
Dividends                              Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain dis-tribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

Small Cap Growth Fund

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quota-tions. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices or quota-tions are not readily available, or when the value of a security has been mate-rially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accor-dance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the fund's sub-transfer agents before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all orders to buy, exchange or redeem shares to the fund's sub-transfer agent before the sub-transfer agent's close of busi-ness.

                                                       Smith Barney Mutual Funds

                    (This page is intentionally left blank.)

[SB]Smith Barney
[MF]Mutual Funds

Your Serious Money. Professionally Managed.(SM)
-----------------------------------------------

Small Cap Growth Fund

An investment portfolio of Smith Barney Investment Funds Inc.

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally a part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent by calling the fund's sub-transfer agents (PFS Shareholder Services at 1-800-544-5445 or PFPC Global Fund Services at 1-800-451-2010) or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commis-sion's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Commissions Public Reference Sec-tion, Washington D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

(Investment Company Act file no. 811-03275)

FD0 01712 8/00

PART B
Smith Barney
Investment Funds Inc.
388 Greenwich Street
New York, New York 10013
800 451-2010

Statement of Additional Information

March 13, 2000, as amended April 28,
2000 and as amended August 21, 2000


This Statement of Additional Information expands upon and supplements the information contained in the current Prospectuses of Smith Barney Investment Funds Inc. (the "Company"), for Concert Peachtree Growth Fund dated March 13, 2000, and with respect to Investment Grade Bond Fund and
 Government Securities Fund dated April 28, 2000 as amended August 16, 2000, and should be read in conjunction with the Company's Prospectuses.
 The Company issues a Prospectus for each of the investment Funds offered by the Company (the "Funds"). The Company's Prospectuses may be obtained from a Salomon Smith Barney Financial Consultant, or by writing or calling the Company at the address or telephone number listed above. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference in its entirety into each Fund's Prospectus.

CONTENTS
For ease of reference, the same section headings are used in the Prospectuses and this Statement of Additional Information, except where shown below:

Directors and Executive Officers of the Company	2
Investment Objectives and Management Policies	7
Risk Factors	24
Investment Restrictions	29
Brokerage	31
Portfolio Turnover	32
Purchase of Shares	34
Redemption of Shares	39
Valuation of Shares	40
Exchange Privilege	41
Distributor	42
PFS Accounts	46
Citi Accounts	47
Determination of Net Asset Value	48
Performance Data	49
Taxes	53
Class Z shares	56
IRA and Other Prototype Retirement Plans	57
Salomon Smith Barney Retirement Programs	58
Additional Information	60
Financial Statements	60
Other Information	61
Appendix	62


DIRECTORS AND EXECUTIVE OFFICERS OF THE COMPANY

The names of the Directors and executive officers of the Company, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk. The address of the "interested" directors and the executive officers of the Fund, unless otherwise noted, is 388 Greenwich Street, New York, NY 10013.

Paul R. Ades, Director (Age 59). Partner in the law firm of Murov & Ades.
 His address is 272 South Wellwood Avenue, P.O. Box 504, Lindenhurst, New York 11757.
Herbert Barg, Director (Age 76). Private investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania 19004.

Dwight B. Crane, Director (Age 61). Professor, Graduate School of Business Administration, Harvard University. His address is Graduate School of Business Administration, Harvard University, Boston, Massachusetts 02163.

Frank G. Hubbard, Director (Age 61). Vice President, S&S Industries; Former Corporate Vice President, Materials Management and Marketing Services of Huls America, Inc. His address is 80 Centennial Avenue P.O. Box 456, Piscataway, New Jersey 08855-0456.

*Heath B. McLendon, Chairman of the Board, President and Chief Executive Officer (Age 66). Managing Director of Salomon Smith Barney Inc. ("Salomon Smith Barney"); Director and President of SSB Citi Fund Management LLC ("SSB Citi"or the "Manager") and Travelers Investment Adviser, Inc. ("TIA"); and formerly Chairman of the Board of Smith Barney Strategy Advisers Inc. Mr. McLendon is a director of 71 investment companies associated with Citigroup Inc ("Citigroup"). His address is 7 World Trade Center, New York, New York 10048.

Jerome Miller, Director (Age 60). Retired, Former President, Asset Management Group of Shearson Lehman Brothers. Director of 5 investment companies associated with Citigroup. His address is 27 Hemlock Road, Manhasset, New York, NY 11030.

Ken Miller, Director (Age 57). President of Young Stuff Apparel Group, Inc. His address is 1411 Broadway, New York, New York 10018.

John F. White, Director Emeritus President Emeritus of The Cooper Union for the Advancement of Science and Art; Special Assistant to the President of the Aspen Institute. His address is 97 Sunset Drive, Apt. A402, Sarasota, FL 34236.

James Conroy, Vice President and Investment Officer. (Age 48) Managing Director of Citigroup. His address is 388 Greenwich Street, New York, New York 10013.

John G. Goode, (Age 55), Vice President and Investment Officer. Managing Director of Salomon Smith Barney. Chairman and Chief Investment Officer of Davis Skaggs Investment Management ("Davis Skaggs"), a division of SSB. His address is One Sansome Street, 36th Floor, San Francisco, California 94104.


Dennis Johnson, Vice President and Investment Officer and Chief Investment Officer of Peachtree Asset Management a division of . (Age 40)

Lewis E. Daidone, Senior Vice President and Treasurer (Age 42). Managing Director of Salomon Smith Barney, Director and Senior Vice President of SSB Citi and TIA. Treasurer of 61 investment companies associated with Citigroup. His address is 125 Broad Street, New York, New York 10004.

Paul Brook, Controller (Age 45). Director of Salomon Smith Barney; Controller or Assistant Treasurer of 43 investment companies associated with Citigroup; from 1997-1998 Managing Director of AMT Capital Services Inc.; prior to 1997 Partner with Ernst & Young LLP; His address is 125 Broad Street, New York, New York 10004.

Christina T. Sydor, Secretary (Age 48). Managing Director of Salomon Smith Barney; General Counsel and Secretary of SSB Citi and TIA. Secretary of 61 investment companies associated with Citigroup. Her address is 388 Greenwich Street, New York, New York 10013.

As of August 16, 2000, the Directors and officers of the Company, as a group, owned less than 1.00% of the outstanding common stock of the Company.

As of August 16, 2000 to the best knowledge of the Funds and the Board of Directors, no single shareholder or group (as the term is used in Section 13(d) of the Securities Act of 1934) beneficially owned more than 5% of the outstanding shares of the Fund with the exception of the following:

Fund
Clas
s
Percent
Name
Address
Government
Securities Fund
Y
42.70%
Concert Series,
Inc.
Growth Portfolio
Attn: Beverly
Timson
PNC Bank, N.A.
200 Stevens Drive
Suite 440
Lester PA 19113-
1522
Government
Securities Fund
Y
22.12%
Concert Series,
Inc.
Balanced Portfolio
Attn: Beverly
Timson
PNC Bank, N.A.
200 Stevens Drive
Suite 440
Lester PA 19113-
1522
Government
Securities Fund
Y
12.25%
Concert Series,
Inc.
Select Growth
Portfolio
Attn: Beverly
Timson
PNC Bank, N.A.
200 Stevens Drive
Suite 440
Lester PA 19113-
1522
Government
Securities Fund
Y
9.70%

Concert Series,
Inc.
Select Balanced
Portfolio
Attn: Beverly
Timson
PNC Bank, N.A.
200 Stevens Drive
Suite 440
Lester PA 19113-
1522
Government
Securities Fund
Y
5.65%
Concert Series,
Inc.
Conservative
Portfolio
Attn: Beverly
Timson
PNC Bank, N.A.
200 Stevens Drive
Suite 440
Lester PA 19113-
1522


Fund
Clas
s
Percent
Name
Address
Government
Securities Fund
Z
100.00%
State Street Bank &
Trust Cust.
The Travelers Group
401K Savings Plan
Attn: Rick Vest
225 Franklin
Street
Boston, MA 02101
Investment Grade
Bond Fund
A
6.60%
Travelers Insurance
Company
Separate Account
QPN 401(K)-TIC
Attn: Roger Ferland
One Tower Square
Hartford CT 06183
Investment Grade
Bond Fund
B
6.36%
PFS Shareholder
Services
Attn: Jay Barnhill
3100 Breckinridge
Blvd
Duluth GA 30199
Investment Grade
Bond Fund
Y
74.04%
Concert Series,
Inc.
Growth Portfolio
Attn: Beverly
Timson
PNC Bank, N.A.
200 Stevens Drive
Suite 440
Lester PA 19113-
1522
Investment Grade
Bond Fund
Y
21.38%

Concert Series,
Inc.
Select Growth
Portfolio
Attn: Beverly
Timson
PNC Bank, N.A.
200 Stevens Drive
Suite 440
Lester PA 19113-
1522
Concert Peachtree
Growth Fund
A
96.31%

PFS Shareholder
Services
Attn: Jay Barnhill
3100 Breckinridge
Blvd
Duluth GA 30199
Concert Peachtree
Growth Fund
B
96.45%
PFS Shareholder
Services
Attn: Jay Barnhill
3100 Breckinridge
Blvd
Duluth GA 30199
Concert Peachtree
Growth Fund
L
15.31%

William C Loomis
SSB IRA Rollover
Custodian
3472 Fairway
Drive
Cameron Park CA
95682-8622
Concert Peachtree
Growth Fund
L
14.14%
Tendrich Group LTD
A Florida Limited
Partnership
1402 Devonshire
Way
Palm Beach
Gardens FL 33418-
6872
Concert Peachtree
Growth Fund
L
6.75%
Nancy Schnee
SSB IRA Custodian
68 Pelican Place
Belleair FL
33756-1568


Fund
Clas
s
Percent
Name
Address
Concert Peachtree
Growth Fund
L
6.80%
David Bowen Jr.
Dorothy C. Bowen JT
Ten
1074 Wildwood
Road
Waycross GA
31503-8585
Concert Peachtree
Growth Fund
L
6.53%
Richard D. Reed
Debra A. Reed
JTWROS
16 Pickering Way
Nashua NH 03063-
1532
Concert Peachtree
Growth Fund
Y

41.98%
Concert Series,
Inc.
Growth Portfolio
Attn: Beverly
Timson
PNC Bank, N.A.
200 Stevens Drive
Suite 440
Lester PA 19113-
1522
Concert Peachtree
Growth Fund
Y
36.97%
Concert Series,
Inc.
High Growth
Portfolio
Attn: Beverly
Timson
PNC Bank, N.A.
200 Stevens Drive
Suite 440
Lester PA 19113-
1522
Concert Peachtree
Growth Fund
Y
11.30%
Concert Series,
Inc.
Select Growth
Portfolio
Attn: Beverly
Timson
PNC Bank, N.A.
200 Stevens Drive
Suite 440
Lester PA 19113-
1522
Concert Peachtree
Growth Fund
Y
7.94%
Concert Series,
Inc.
Select Growth
Portfolio
Attn: Beverly
Timson
PNC Bank, N.A.
200 Stevens Drive
Suite 440
Lester PA 19113-
1552

No officer, director or employee of Salomon Smith Barney or any parent or subsidiary receives any compensation from the Company for serving as an officer or Director of the Company. The Company pays each Director who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $22,500 per annum plus $2,900 per meeting attended and reimburses travel and out-of-pocket expenses. During the fiscal year ended December 31, 1999 such expenses totaled $ 18,574. For the fiscal year ended December 31, 1999, the Directors of the Company were paid the following compensation:

COMPENSATION TABLE

Name of
Person
Aggregate Compensation
from the Company*
Compensation from
Company and Complex
Paid to Directors
Number of Funds
for Which
Director Serves
Within Citigroup
Fund Complex
Paul Ades
$28,369
56,238
5
Herbert Barg
28,369
114,288
16
Dwight B.
Crane
26,297
155,363
22
Frank G.
Hubbard
28,269
56,138
5
Heath B.
McLendon
0
0
71
Ken Miller
24,847
47,188
5
Jerome Miller
26,197
51,613
5
*Upon attainment of age 80 Directors are required to change to emeritus status. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Fund Directors together with reasonable out-of-pocket expenses for each meeting attended.
 During the Fund's last fiscal year aggregate compensation paid by the Fund to Directors Emeritus totaled $13,179.
Investment Adviser and Administrator

SSB Citi serves as investment adviser to the Funds pursuant to separate advisory agreements (the "Advisory Agreements"). With respect to the Investment Grade Bond Fund and Government Securities Fund, the Advisory Agreements were transferred to be effective November 7, 1994, from its affiliate, Mutual Management Corp. Mutual Management Corp. (the current successor corporation is SSB Citi) was and SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings") (formerly Smith Barney Holdings). Holdings is a wholly owned subsidiary of Citigroup. As of January 31, 2000 Holdings had aggregate assets under management in excess of $ 127.4 billion. The Advisory Agreements were most recently approved by the Board of Directors, including a majority of the Directors who are not "interested persons" of the Company or the investment advisers (the "Independent Directors"), on July 22, 1999. SSB Citi bears all expenses in connection with the performance of its services. The services provided by SSB Citi under the Advisory Agreements are described in the Prospectuses under "Management of the Company and the Fund." SSB Citi provides investment advisory and management services to investment companies affiliated with Salomon Smith Barney.

As compensation for investment advisory and administrative services rendered to the Concert Peachtree Growth Fund, Concert Peachtree Growth Fund pays a fee computed daily and paid monthly at the annual rate of 1.00% up to $250 million and 0.85% thereafter, of the value of their average daily net assets.

As compensation for investment advisory services rendered to Government Securities Fund, the Fund pays SSB Citi a fee computed daily and paid monthly at the following annual rates of average daily net assets: 0.35% up to $2 billion; 0.30% on the next $2 billion; 0.25% on the next $2 billion; 0.20% on the next $2 billion; and 0.15% on net assets thereafter.

As compensation for investment advisory services rendered to Investment Grade Bond Fund, the Fund pays SSB Citi a fee computed daily and paid monthly at the following annual rates of average daily net assets: 0.45% up to $500 million and 0.42% on net assets thereafter.

For the fiscal years ended December 31, 1997, 1998 and 1999, the Funds accrued advisory fees as follows:


Fund

1997

1998

1999

Investment Grade Bond Fund

$ 2,183,438

$ 2,618,948
$2,594,524

Government Securities Fund

1,900,510

2,107,128
2,376,064

Concert Peachtree Growth
Fund

1,262,626

2,644,062
3,598,241

SSB Citi also serves as administrator to Investment Grade Bond Fund, and Government Securities Fund pursuant to written agreements dated May 5, 1994 (the "Administration Agreement"), which was first approved by the Board of Directors, including a majority of the Independent Directors, on May 5, 1994. Under the Administration Agreement, SSB Citi oversees all aspects of a Fund's administration. SSB Citi pays the salary of any officer and employee who is employed by both it and the Fund and bears all expenses in connection with the performance of its services.

As compensation for administrative services rendered to the Investment Grade Bond Fund and Government Securities Fund, SSB Citi receives a fee computed daily and paid monthly at the annual rate of 0.20% of the value of the Fund's average daily net assets.

For the fiscal years ended December 31, 1997, 1998 and 1999, these Funds paid administrative fees to SSB Citi as follows:


Fund


1997

1998

1999
Investment Grade Bond Fund

$
969,973

$1,158,123
$1,147,655
Government Securities Fund

1,086,006


1,204,073
1,357,751

Code of Ethics

Pursuant to Rule 17j-1 of the 1940 Act, the fund, the investment adviser and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

A copy of the fund's code of ethics is on file with the SEC.

Auditors

KPMG LLP, 757 Third Avenue, New York, New York 10017, has been selected as the Fund's independent auditor to examine and report on the Funds' financial statements and highlights for the fiscal year ending December 31, 2000.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES tc \l1 "INVESTMENT
OBJECTIVES AND MANAGEMENT POLICIES

The Prospectuses discuss the investment objectives of each Fund and the policies they employ to achieve such objectives. The following discussion supplements the description of the Funds' investment objectives and management policies contained in the Prospectuses.The Funds may engage in these and any other practices not prohibited by their investment restrictions. For further information regarding the risks associated with these practices, see "Risk Factors" below.

EQUITY SECURITIES (All Funds except Government Securities Fund except as otherwise noted)

Common Stocks   Common stocks are shares of a corporation or other entity
that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks and Convertible Securities (all Funds except Government Securities Fund and Investment Grade Bond Fund) Convertible debt securities and preferred stock entitle the holder to acquire the issuer's stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Warrants   Warrants acquired by a Fund entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates. The Investment Grade Bond Fund will not invest in warrants if, as a result of such investment, the value of their investments in warrants, valued at the lower of cost or market, exceeds 5% of the value of the Fund's net assets. Included in this 5% limitation, but not to exceed 2% of the Fund's net assets, may be warrants which are not listed on either the New York Stock Exchange (the "NYSE") or the American Stock Exchange. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value for purposes of this restriction. These limits are not Fundamental policies of either Fund and may be changed by the Board of Directors without shareholder approval.

REITs Real estate investment trusts ("REITs") are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation on distributed amounts under the Internal Revenue Code of 1986, as amended (the "Code").

FIXED INCOME SECURITIES (All Funds)

Corporate Debt Obligations Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security.

U.S. Government Securities The U.S. Government securities in which the Funds may invest include: bills, certificates of indebtedness, and notes and bonds issued by the U.S. Treasury or by agencies or instrumentalities of the U.S. Government. Some U.S. Government securities, such as U.S. Treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

Mortgage Related Securities (Government Securities Fund and Investment Grade Bond Fund) These Funds may invest in mortgage-related securities, including those representing an undivided ownership interest in a pool of mortgage loans, e.g., GNMA, FNMA, FHLMC Certificates. Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, which are issued or guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Interests in such pools are collectively referred to as ''mortgage-related securities.''

Mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the securityholders (such as the Funds), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the securityholders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payment. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, some of the Fund's higher yielding securities might be converted to cash, and the Funds will be forced to accept lower interest rates when that cash is used to purchase additional securities. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If a Fund buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in a loss to the Fund of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

The Government National Mortgage Association ("GNMA") is a wholly owned corporate instrumentality of the United States within the U.S. Department of Housing and Urban Development. GNMA's principal programs involve its guarantees of privately issued securities backed by pools of mortgages.
 Certificates of the Government National Mortgage Association ("GNMA Certificates") are mortgage-backed securities, which evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates that the Fund purchases are the "modified pass-through" type. "Modified pass-through" GNMA Certificates entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA"), or guaranteed by the Veterans Administration ("VA"). Once a pool of such mortgages is assembled and approved by GNMA, the GNMA guarantee is backed by the full faith and credit of the U.S. Government.
 GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before maturity of the mortgages in the pool.
 A Fund normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Rather, it will invest such payments in additional mortgage-related securities of the types described above or other U.S. Government securities. Interest received by the Fund will, however, be distributed to shareholders. Foreclosures impose no risk to principal investment because of the GNMA guarantee.

As prepayment rates of the individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue
of GNMA Certificates.   However, statistics published by the FHA indicate
that the average life of single-family dwelling mortgages with 25-to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. Therefore, it is customary to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the GNMA Certificate issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages, GNMA receives an annual fee of 0.06 of one percent of the outstanding principal for providing its guarantee, and the GNMA Certificate issuer is paid an annual servicing fee of 0.44 of one percent for assembling the mortgage pool and for passing through monthly payments of interest and principal to Certificate holders.

The coupon rate by itself, however, does not indicate the yield which will be earned on the GNMA Certificates for the following reasons:

1. Certificates are usually issued at a premium or discount, rather than at par.

2. After issuance, Certificates usually trade in the secondary market at a premium or discount.

3. Interest is paid monthly rather than semi-annually as is the case for traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

4. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate. If mortgagors prepay their mortgages, the principal returned to Certificate holders may be reinvested at higher or lower rates.

In quoting yields for GNMA Certificates, the customary practice is to assume that the Certificates will have a 12 year life. Compared on this basis, GNMA Certificates have historically yielded roughly 1/4 of 1.00% more than high grade corporate bonds and 1/2 of 1.00% more than U.S. Government and U.S. Government agency bonds. As the life of individual pools may vary widely, however, the actual yield earned on any issue of GNMA Certificates may differ significantly from the yield estimated on the assumption of a twelve-year life.

Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make GNMA Certificates highly liquid instruments. Quotes for GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

The Federal Home Loan Mortgage Corporation ("FHLMC") was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Like GNMA Certificates, PCs are assumed to be prepaid fully in their twelfth year. FHLMC guarantees timely monthly payment of interest of PCs and the ultimate payment of principal.

GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately 10 years.

The Federal National Mortgage Association ("FNMA") was established in 1938 to create a secondary market in mortgages insured by the FHA. FNMA issues guarantee mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest on FNMA Certificates and the full return of principal. Like GNMA Certificates, FNMA Certificates are assumed to be prepaid fully in their twelfth year.

Risk of foreclosure of the underlying mortgages is greater with FHLMC and FNMA securities because, unlike GNMA securities, FHLMC and FNMA securities are not guaranteed by the full faith and credit of the U.S. Government.

Short-Term Investments In certain circumstances the Funds may invest without limitation in all types of short-term money market instruments, including U.S. Government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements. To the extent a Fund is investing in short-term investments as a temporary defensive posture, the applicable Fund's investment objective may not be achieved. Investment Grade Bond Fund may invest in negotiable bank certificates of deposit and bankers' acceptances issued by domestic banks (but not their foreign branches) having total assets in excess of $1 billion.

Commercial Paper (Investment Grade Bond Fund) Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by
corporations in order to finance their current operations.   A variable
amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the Funds pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. Each Fund therefore, may only invest in a master demand note to the extent that the investment would not violate the Fund's limits on restricted and illiquid securities. Investment Grade Bond Fund may invest only in commercial paper issued by domestic corporations rated in the highest two short-term ratings categories by a nationally recognized ratings organization, or, if unrated, issued by a corporation that has an outstanding debt issue rated in the highest two ratings categories by a nationally recognized statistical ratings organization ("NRSO").

Exchange Rate-Related Securities (Government Securities Fund) The Government Securities Fund may invest up to 5% of its net assets in U.S. government securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). The interest payable on these securities is denominated in U.S. dollars, is not subject to foreign currency risks and, in most cases, is paid at rates higher than most other U.S. government securities in recognition of the foreign currency risk component of Exchange Rate-Related Securities.

Exchange Rate-Related Securities are issued in a variety of forms, depending on the structure of the principal repayment formula. The principal repayment formula may be structured so that the security holder will benefit if a particular foreign currency to which the security is linked is stable or appreciates against the U.S. dollar. In the alternative, the principal repayment formula may be structured so that the security holder benefits if the U.S. dollar is stable or appreciates against the linked foreign currency. Finally, the principal repayment formula can be a function of more than one currency and, therefore, be designed in either of the aforementioned forms or a combination of those forms.

Investments in Exchange Rate-Related Securities entail special risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. If currency exchange rates do not move in the direction or to the extent anticipated at the time of purchase of the security, the amount of principal repaid at maturity might be significantly below the par value of the security, which might not be offset by the interest earned by the Fund over the term of the security.
 The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The imposition or modification of foreign exchange controls by the United States or foreign governments or intervention by central banks also could affect exchange rates. Finally, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for particular Exchange Rate-Related Securities due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

Zero Coupon Securities (Government Securities Fund) The Government Securities Fund may also invest in zero coupon bonds. A zero coupon bond pays no interest in cash to its holder during its life, although interest is accrued during that period. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).
 Because such securities usually trade at a deep discount, they will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, zero coupon securities eliminate reinvestment risk and lock in a rate of return to maturity.

Dollar Roll Transactions Government Securities Fund may enter into "dollar rolls," in which the Fund sells fixed income securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During this "roll" period, the Fund would forego principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Since the Fund will receive interest on the securities in which it invests the transaction proceeds, such transactions may involve leverage. However, the proceeds will be invested only in U.S. Treasury obligations and the Fund will enter into dollar roll transactions only with dealers of sufficient creditworthiness in the judgment of the Fund's investment adviser, such transactions do not present the risks to the Fund that are associated with other types of leverage. Dollar roll transactions are considered borrowings by the Fund and will be subject to the Fund's overall borrowing limitation.

DERIVATIVE CONTRACTS

Each Fund may use certain options, futures and other strategies to attempt to hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the Fund. These hedging techniques are described in detail below. The Concert Peachtree Growth Fund may invest up to 10% of its assets in derivative contracts. As a Fundamental policy, the Concert Peachtree Growth Fund may write or purchase puts, calls, straddles, spreads and any combination thereof up to 5% of their assets (Investment Grade Bond Fund may not engage in any of these practices). Government Securities Fund may only purchase call options on securities to effect a closing purchase transaction. In addition, Government Securities Fund may not purchase puts on securities if more than 10% of its net assets would be invested in premiums on put options. The aggregate value of the obligations underlying puts written by Government Securities Fund will not exceed 50% of its net assets.

Writing Covered Call Options (Government Securities Fund and Concert Peachtree Growth Fund) These Funds may write (sell) covered call options for hedging purposes. Covered call options will generally be written on securities and currencies which, in the opinion of the Manager, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. The Manager and the Company believe that writing covered call options is less risky than writing uncovered or "naked" options, which the Funds will not do.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objective. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price and retains the risk of loss should the price of
the security or currency decline.   Unlike one who owns securities or
currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since the option may be exercised at any time prior to the option's expiration. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency. The security or currency covering the call option will be maintained in a segregated account of the Fund's custodian.

The premium the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the implied price volatility of the underlying security or currency, and the length of the option period. In determining whether a particular call option should be written on a particular security or currency, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be calculated as described in "Determination of Net Asset Value." The liability will be extinguished upon expiration of the option or delivery of the underlying security or currency upon the exercise of the option. The liability with respect to a listed option will also be extinguished upon the purchase of an identical option in a closing transaction.

Closing transactions will be effected in order to realize a profit or to limit losses on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both. If the Fund desires to sell a particular security or currency from its portfolio on which it has written a call option or purchases a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold, in which case it would continue to be at market risk with respect to the security or currency.

Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred. A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

Purchasing Put Options (Government Securities Fund, (Concert Peachtree Growth Fund) These Funds may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Each Fund may purchase a put option on an underlying security or currency (a "protective put") owned by the Fund as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs may reduce any capital gain or, in the case of currency, ordinary income otherwise available for distribution when the security or currency is eventually sold.

Each Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The premium paid by a Fund when purchasing a put option will be recorded as an asset in the Fund's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, as calculated by the Fund. The asset will be extinguished upon expiration of the option or the delivery of the underlying security or currency upon the exercise of the option. The asset with respect to a listed option will also be extinguished upon the writing of an identical option in a closing transaction.

Purchasing Call Options (Government Securities Fund and Concert Peachtree Growth Fund) Each Fund may purchase call options. As the holder of a call option, a Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period. The Fund may enter into a closing sale transactions with respect to such options, exercise them or permit them to expire. Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return.

Futures Contracts (All Funds) Each Fund may enter into interest rate or currency Futures Contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or committed to be acquired by the Fund.
 A Fund's hedging may include holding Futures as an offset against anticipated changes in interest or currency exchange rates. A Fund may also enter into Futures Contracts based on financial indices including any index of U.S. Government securities, foreign government securities or corporate debt securities.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument or currency for a specified price at a designated date, time and place. The purchaser of a Futures Contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the debt securities underlying the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times that the Futures Contract is outstanding.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate and currency exchange rate fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits of the underlying financial instrument or currency on the relevant delivery date. The Company intends to enter into Futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specific date in September, the "delivery month") by the purchase of another Futures Contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

Persons who trade in Futures Contracts may be broadly classified as "hedgers" and "speculators." Hedgers, whose business activity involves investment or other commitment in securities or other obligations, use the Futures markets to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or committed to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the Futures Contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates or currency exchange rates.

Each Fund's Futures transactions normally will be entered into for traditional hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies the Fund owns, or Futures Contracts will be purchased to protect a Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. The Funds may, however, enter into Futures transactions for non-hedging purposes, subject to applicable law.

"Margin" with respect to Futures Contracts is the amount of Funds that must be deposited by the Fund with a broker in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins, which may be 5% or less of the value of the Futures Contract being traded.

If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin deposit ("variation margin"). If, however, the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, it is anticipated that the broker will pay the excess to the Fund. In computing daily net asset values, the Fund will mark to market the current value of its open Futures Contracts. Each Fund expects to earn interest income on its margin deposits.

Options on Futures Contracts (All Funds) Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the Futures Contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or currencies upon which the Futures Contracts are based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on Futures, each Fund may purchase call and put options on the underlying securities or currencies themselves (see "Purchasing Put Options" and "Purchasing Call Options" above). Such options would be used in a manner identical to the use of options on Futures Contracts.

To reduce or eliminate the leverage then employed by the Fund or to reduce or eliminate the hedge position then held by the Fund, the Fund may seek to close out an option position by selling an option covering the same securities or currency and having the same exercise price and expiration date. The ability to establish and close out positions on options on Futures Contracts is subject to the existence of a liquid market. It is not certain that this market will exist at any specific time.

In order to assure that the Funds will not be deemed to be "commodity pools" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that each Fund enter into transactions in Futures Contracts and options on Futures Contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Fund's assets.

Forward Currency Contracts, Options on Currency and Currency Swaps (Government Securities Fund and Concert Peachtree Growth Fund) A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.
Each of these Funds engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, a Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency which it anticipates purchasing.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Fund's ability to use such contract to hedge or cross-hedge its assets.
 Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission. Each Fund, however, may enter into forward contracts with deposit requirements or commissions.

A put option gives a Fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a Fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A Fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the value of a currency in which it holds or anticipates holding securities. If the currency's value should decline, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value of a currency in which the Fund anticipates purchasing securities.

Each Fund's ability to establish and close out positions in foreign currency options is subject to the existence of a liquid market. There can be no assurance that a liquid market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Exchange markets for options on foreign currencies exist but are relatively new, and the ability to establish and close out positions on the exchanges is subject to maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter ("OTC") markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although each Fund intends to purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the Fund would have to exercise those options which it has purchased in order to realize any profit. The staff of the Securities and Exchange Commission ("SEC") has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities. However, a Fund may treat as liquid the underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that the Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund may also enter into currency swaps. A currency swap is an arrangement whereby each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate. Forward foreign currency contracts and currency swaps are established in the interbank market conducted directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers.

Interest Rate Swaps, Caps and Floors (Government Securities Fund and Concert Peachtree Growth Fund) Among the hedging transactions into which the Funds may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund intends to use these transactions as a hedge and not as a speculative investment. Each Fund will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

A Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the Manager and the Funds believe such obligations do not constitute senior securities and, accordingly will not treat them as being subject to their borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the 1940 Act. The Funds will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing swap documentation. As a result, the swap market has become relatively liquid.
 Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

New options and Futures Contracts and various combinations thereof continue to be developed and the Funds may invest in any such options and contracts as may be developed to the extent consistent with their investment objectives and regulatory requirements applicable to investment companies.

OTHER PRACTICES

Securities of Foreign Issuers (All Funds) Concert Peachtree Growth Fund may invest up to 35% of its assets in securities of foreign issuers. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments. Since each Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of investments in the portfolio and the accrued income and unrealized appreciation or depreciation of investments. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets denominated in that currency and the Fund's yield on such assets.

Each Fund may also purchase foreign securities in the form of American Depositary Receipts ("ADRs"). ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. Each Fund may invest in ADRs through both sponsored and unsponsored arrangements.

Investment Grade Bond Fund also may purchase foreign securities in the form of Yankee obligations. Yankee obligations are dollar denominated obligations (bonds) issued in the U.S. capital markets by foreign issuers. Yankee obligations are subject to certain sovereign risks, such as the risk that a foreign government might prevent dollar denominated Funds from flowing across its border. As compared with obligations issued in the United States, Yankee obligations normally carry a higher interest rate but are less actively traded.

With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investment in those countries. There may be less publicly available information about a foreign security than about a United States security, and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States entities. In addition, certain foreign investments made by the Fund may be subject to foreign withholding taxes, which would reduce the Fund's total return on such investments and the amounts available for distributions by the Fund to its shareholders. Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies.

The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are not invested and no return is earned thereon. The inability of each Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities, including custodial costs and foreign brokerage commissions, are generally higher than with transactions in United States securities. In addition, each Fund will incur cost in connection with conversions between various currencies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there are in the United States. These risks may be intensified in the case of investments in developing or emerging markets. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. Finally, in the event of a default on any such foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities.

A developing country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economics of developed countries; however, such markets often have provided higher rates of return to investors.

One or more of the risks discussed above could affect adversely the economy of a developing market or a Fund's investments in such a market. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. There can be no assurance that any investments that the Fund might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

Illiquid and Restricted Securities (Concert Peachtree Growth Fund) The Fund may invest in restricted securities. As used herein, restricted securities are those that have been sold in the United States without registration under the Securities Act of 1933 and are thus subject to restrictions on resale. Excluded from the limitation, however, are any restricted securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and which have been determined to be liquid by the Directors or by the Manager pursuant to board-approved guidelines. The determination of liquidity is based on the volume of reported trading in the institutional secondary market for each security. This investment practice could have the effect of increasing the level of illiquidity in each Fund to the extent qualified institutional buyers become for a time uninterested in purchasing these restricted securities. These difficulties and delays could result in a Fund's inability to realize a favorable price upon disposition of restricted securities, and in some cases might make disposition of such securities at the time desired by the Fund impossible. Since market quotations are not readily available for restricted securities, such securities will be valued by a method that the Directors believe accurately reflects fair value.

Concert Peachtree Growth Fund may invest up to 10% of its assets in restricted and illiquid securities.

Forward Commitments (Government Securities Fund, Investment Grade Bond Fund and Concert Peachtree Growth Fund) These Funds may purchase or sell securities on a "when-issued" or "delayed delivery" basis ("Forward Commitments" or "Firm Commitment Agreements"). These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future, frequently a month or more after such transactions. The price is fixed on the date of the commitment, and the seller continues to accrue interest on the securities covered by the Forward Commitment until delivery and payment take place. At the time of settlement, the market value of the securities may be more or less than the purchase or sale price.

A Forward Commitment sale is covered if the Fund owns or has the right to acquire the underlying securities subject to the Forward Commitment. A Forward Commitment sale is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in value of a security which the Fund owns or has the right to acquire. In either circumstance, the Fund maintains in a segregated account (which is marked to market daily) either the security covered by the Forward Commitment or appropriate securities as required by the 1940 Act (which may have maturities which are longer than the term of the Forward Commitment) with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to sell continues. By entering into a Forward Commitment sale transaction, the Fund forgoes or reduces the potential for both gain and loss in the security which is being hedged by the Forward Commitment sale.

A Fund may either settle a Forward Commitment by taking delivery of the securities or may either resell or repurchase a Forward Commitment on or before the settlement date in which event the Fund may reinvest the proceeds in another Forward Commitment. A Fund's use of Forward Commitments may increase its overall investment exposure and thus its potential for gain or loss. When engaging in Forward Commitments, the Fund relies on the other party to complete the transaction; should the other party fail to do so, the Fund might lose a purchase or sale opportunity that could be more advantageous than alternative opportunities at the time of the failure.

Each Fund maintains a segregated account (which is marked to market daily) of appropriate securities as required by the 1940 Act covered by the Forward Commitment with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase or sell continues. The Government Securities Fund and Investment Grade Bond Fund will not enter into Forward Commitments for the purpose of investment leverage.

Repurchase Agreements (All Funds) Each Fund may enter into repurchase agreements with broker-dealers or domestic banks. The Directors will review on a continuing basis those institutions which enter into a repurchase agreement with a Fund. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. Repurchase agreements are collateralized by the underlying debt securities and may be considered to be loans under the 1940 Act. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement is required to maintain the value of the underlying securities marked to market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. Government, or its agencies and instrumentalities), may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and loss including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto,
(b) possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

For the purpose of investing in repurchase agreements, the Manager may aggregate the cash that certain Funds advised or subadvised by the Manager or its affiliates would otherwise invest separately into a joint account. The cash in the joint account is then invested in repurchase agreements and the Funds that contributed to the joint account share pro rata in the net revenue generated. The Manager believes that the joint account produces efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for a Fund than would be available to a Fund investing separately. The manner in which the joint account is managed is subject to conditions set forth in an SEC exemptive order authorizing this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.

Reverse Repurchase Agreements (All Funds) Each Fund may enter into reverse repurchase agreements with broker/dealers and other financial institutions. Such agreements involve the sale of portfolio securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and are considered to be borrowings by the Fund and are subject to the borrowing limitations set forth under "Investment Restrictions." Since the proceeds of reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the Funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the Manager believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The Funds' custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments.

Short Sales Against the Box (All Funds) Each Fund may from time to time make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. In a short sale, the Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund may not make short sales or maintain a short position if to do so would cause more than 25% of its total assets, taken at market value, to be held as collateral for such sales.

To secure its obligation to deliver the securities sold short, the Fund will deposit in escrow in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund may close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short. However, the Fund will not purchase and deliver new securities to satisfy its short order if such purchase and sale would cause the Fund to derive more than 30% of its gross income from the sale of securities held for less than three months.

Borrowing (All Funds) Each Fund may borrow up to 33% of the value of its total assets from banks for temporary or emergency purposes, such as to meet the Fund's redemptions.

Leverage (Government Securities Fund) The Fund may borrow from banks, on a secured or unsecured basis, up to 25% of the value of its assets. If the Fund borrows and uses the proceeds to make additional investments, income and appreciation from such investments will improve its performance if they exceed the associated borrowing costs but impair its performance if they are less than such borrowing costs. This speculative factor is known as "leverage." Leverage creates an opportunity for increased returns to shareholders of the Fund but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of the Fund's shares and in the Fund's yield. Although the principal or stated value of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage will create interest or dividend expenses for the Fund which can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed Funds exceed the interest or dividends the Fund will have to pay in respect thereof, the Fund's net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the Fund will be less than if leverage had not been used. If the amount of income from the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required Funds. Depending on market or other conditions, such liquidations could be disadvantageous to the Fund.

The Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings, and to sell (within three days) sufficient portfolio holdings to restore such coverage, if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest and option premiums received from the securities purchased with borrowed Funds.

Lending Portfolio Securities (All Funds) Consistent with applicable regulatory requirements each Fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. A Fund will not lend its portfolio securities to Salomon Smith Barney or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities in an amount at least equal to the current market value of the loaned securities. From time to time, a Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Fund or with Salomon Smith Barney, and which is acting as a "finder".

In lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Requirements of the SEC, which may be subject to further modifications, currently provide that the following conditions must be met whenever a Fund's portfolio securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time;
(d) the Fund must receive reasonable interest on the loan, as well as an amount equal to dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the Board of Directors must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by to be of good standing and will not be made unless, in the judgment of , the consideration to be earned from such loans would justify the risk.

RISK FACTORS

General Investors should realize that risk of loss is inherent in the ownership of any securities and that each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions.

Fixed Income Securities Investments in fixed income securities may subject the Funds to risks, including the following.

Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline.
 The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a Fund to sustain losses on such investments. A default could impact both interest and principal payments.

Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a Fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a Fund will suffer from the inability to invest in higher yield securities.

Lower Rated and Below Investment Grade Fixed Income Securities Securities which are rated BBB by S&P or Baa by Moody's are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. Securities rated below Baa by Moody's or BBB by S&P may have speculative characteristics, including the possibility of default or bankruptcy of the issuers of such securities, market price volatility based upon interest rate sensitivity, questionable creditworthiness and relative liquidity of the secondary trading market.
 Because high yield bonds have been found to be more sensitive to adverse economic changes or individual corporate developments and less sensitive to interest rate changes than higher-rated investments, an economic downturn could disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. In addition, in a declining interest rate market, issuers of high yield bonds may exercise redemption or call provisions, which may force a Fund, to the extent it owns such securities, to replace those securities with lower yielding securities. This could result in a decreased return.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In addition, it is possible that Moody's, S&P and other ratings agencies might not timely change their ratings of a particular issue to reflect subsequent events.

Foreign Securities Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Changes in foreign currency exchange rates will, to the extent a Fund does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their price more volatile than securities of comparable U.S. companies. Transaction costs on foreign securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. A Fund might have greater difficulty taking appropriate legal action in foreign courts. Dividend and interest income from foreign securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or the investors. Capital gains are also subject to taxation in some foreign countries.

Currency Risks The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a Fund's investments are denominated relative to the U.S. dollar will affect the Fund's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a Fund's securities are quoted would reduce the Fund's net asset value per share.

Special Risks of Countries in the Asia Pacific Region Certain of the risks associated with international investments are heightened for investments in these countries. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies.
 Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and
North Korea. In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time.

Securities of Developing/Emerging Markets Countries.   A developing or
emerging markets country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

One or more of the risks discussed above could affect adversely the economy of a developing market or a Fund's investments in such a market.
 In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those of governments may remain unsettled. There can be no assurance that any investments that a Fund might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

Many of a Fund's investments in the securities of emerging markets may be unrated or rated below investment grade. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, or political conditions.

Derivative Instruments In accordance with its investment policies, each Fund may invest in certain derivative instruments which are securities or contracts that provide for payments based on or "derived" from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties (and not a true security like a stock or a bond). Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments. A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by a Fund, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every Fund investment also involves a risk that the portfolio Manager's expectations will be wrong. Transactions in derivative instruments often enable a Fund to take investment positions that more precisely reflect the portfolio Manager's expectations concerning the future performance of the various investments available to the Fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investment in conventional securities.

Derivative contracts include options, Futures Contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency swaps. The following are the principal risks associated with derivative instruments.


Leverage and associated price volatility: Leverage causes increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative Fund in order to achieve an average portfolio volatility that is within the expected range for that type of Fund.

Credit risk: The issuer of the instrument may default on its obligation to pay interest and principal.

Liquidity and valuation risk: Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities. Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the Funds are not readily marketable and are subject to a Fund's restrictions on illiquid investments.

Correlation risk: There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.

Each derivative instrument purchased for a Fund's portfolio is reviewed and analyzed by the Fund's portfolio Manager to assess the risk and reward of such instrument in relation the Fund's portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument's ability to provide value to the Fund and its shareholders.

Special Risks of Using Futures Contracts and Options on Futures Contracts
 The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

At best, the correlation between changes in prices of Futures Contracts and of the securities or currencies being hedged can be only approximate.
 The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for debt securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss or gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract. A Fund, however, would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline. Where a Fund enters into Futures transactions for non-hedging purposes, it will be subject to greater risks and could sustain losses which are not offset by gains on other Fund assets.

In order to be certain that each Fund has sufficient assets to satisfy its obligations under a Futures Contract, the Fund segregates and commits to back the Futures Contract an amount of cash and liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

As with options on debt securities, the holder of an option may terminate his position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on Futures Contracts described above, and, in addition, net option premiums received will be included as initial margin deposits.

In addition to the risks which apply to all option transactions, there are several special risks relating to options on Futures Contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market.
 It is not certain that this market will develop. The Fund will not purchase options on Futures Contracts on any exchange unless and until, in the Manager's opinion, the market for such options had developed sufficiently that the risks in connection with options on Futures Contracts are not greater than the risks in connection with Futures Contracts. Compared to the use of Futures Contracts, the purchase of options on Futures Contracts involves less potential risk to the Fund because the maximum amount of risk is the premium paid for the options (plus transaction costs). Writing an option on a Futures Contract involves risks similar to those arising in the sale of Futures Contracts, as described above.

Portfolio Turnover Each Fund may purchase or sell securities without regard to the length of time the security has been held and thus may experience a high rate of portfolio turnover. A 100% turnover rate would occur, for example, if all the securities in a portfolio were replaced in a period of one year. Under certain market conditions a Fund may experience a high rate of portfolio turnover. The rate of portfolio turnover is not a limiting factor when the Manager deems it desirable to purchase or sell securities or to engage in options transactions. High portfolio turnover involves correspondingly greater transaction costs, including any brokerage commissions, which are borne directly by the respective Fund and may increase the recognition of short-term, rather than long-term, capital gains if securities are held for one year or less and may be subject to applicable income taxes. (For further information see "Portfolio Turnover" below).

Recent Portfolio Turnover. Investment Grade Bond Fund: Experienced a substantial increase in portfolio turnover in fiscal 1999 as compared to fiscal 1998 because of volatility in the marketplace as well as due to the efforts to restructure the fund by eliminating some of the maturity in the fund through sales of certain securities with the longest maturities. The manager anticipates a return to lower portfolio turnover year in fiscal year 2000 as the fund has completed its restructuring. Government Securities Fund: Experienced a substantial reduction in portfolio turnover in fiscal 1999 as compared to fiscal 1998 because of reduced portfolio securities lending activity. The manager anticipates a return to higher portfolio turnover in fiscal year 2000 due to a return to increased securities lending.

Other Risks. In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

The hours of trading for options on U.S. government securities may not conform to the hours during which the underlying securities are traded.
 To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

Options are traded on exchanges on only a limited number of U.S. government securities, and exchange regulations limit the maximum number of options which may be written or purchased by a single investor or a group of investors acting in concert. The Company and other clients advised by affiliates of Salomon Smith Barney may be deemed to constitute a group for these purposes. In light of these limits, the Board of Directors may determine at any time to restrict or terminate the public offering of the Fund's shares (including through exchanges from the other Funds).

Exchange markets in options on U.S. government securities are a relatively new and untested concept. It is impossible to predict the amount of trading interest that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

INVESTMENT RESTRICTIONS tc \l1 "INVESTMENT RESTRICTIONS

The Fund's investment objectives and investment restrictions 1-7 set forth below are Fundamental policies of each Fund (except as otherwise indicated), i.e., they may not be changed with respect to a Fund without a majority vote of the outstanding shares of that Fund. Investment Restrictions 8 through 13 may be changed by the Board of Directors without the approval of shareholders. (All other investment practices described in the Prospectuses and this Statement of Additional Information may be changed by the Board of Directors without the approval of shareholders.)

Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time a transaction is entered into. (Accordingly, if a percentage restriction is complied with at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's net assets will not be considered a violation.)

Restrictions Applicable to All Funds.  No Fund may:

1.	Invest in a manner that would cause it to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

2.	Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from
(a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in Futures Contracts and options on Futures Contracts (including options on currencies to the extent consistent with the Funds' investment objective and policies); or (d) investing in real estate investment trust securities.

3.	Make loans.  This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

4. 	Invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry.
 For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

5. 	Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

6.	Restriction Applicable to all Funds except Government Securities
Fund. The Funds may not: Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33-1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.

7.	Restriction Applicable to all Funds except Concert Peachtree Growth
Fund. The Funds may not: Act as an underwriter of securities.

8.	Invest in oil, gas or other mineral exploration or development programs

9.	Make investments in securities for the purpose of exercising control over or management of the issuer;

10.	Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with Futures Contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin;

11.	Invest in securities of an issuer which, together with any
predecessor, has been in operation for less than three years if, as a result, more than 5% of the total assets of the Fund would then be invested in such securities (for purposes of this restriction, issuers include predecessors, sponsors, controlling persons, general guarantors and originators of underlying assets);

12.	Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid;

13.	Restrictions Applicable to all Funds except Government Securities
Fund. The Funds may not: Write, purchase or sell puts, calls, straddles, spreads or any combinations thereof (the Concert Peachtree Growth Fund may write or purchase puts, calls, straddles, spreads and any combination thereof up to 5% of its assets).

BROKERAGE

In selecting brokers or dealers to execute securities transactions on behalf of a Fund, SSB Citi seeks the best overall terms available. In assessing the best overall terms available for any transaction, will consider the factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each investment advisory agreement authorizes SSB Citi, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Company, the other Funds and other accounts over which or its affiliates exercise investment discretion. For the fiscal year ended December 31, 1999 the Concert Peachtree Growth Fund directed brokerage transactions totaling $673,820,244, to brokers because of research services provided. The amount of brokerage commissions paid on such transactions for the Concert Peachtree Growth Fund total $408,613. The fees under the investment advisory agreements and the administration agreement between the Company and SSB Citi are not reduced by reason of their receiving such brokerage and research services. The Board of Directors periodically will review the commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Company. SEC rules require that commissions paid to Salomon Smith Barney by a Fund on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board of Directors, particularly the Independent Directors of the Company (as defined in the 1940 Act), has adopted procedures for evaluating the reasonableness of commissions paid to Salomon Smith Barney and reviews these procedures periodically. In addition, under rules adopted by the SEC, Salomon Smith Barney may directly execute transactions for a Fund on the floor of any national securities exchange, provided: (a) the Board of Directors has expressly authorized Salomon Smith Barney to effect such transactions; and
(b) Salomon Smith Barney annually advises the Fund of the aggregate compensation it earned on such transactions.

To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC thereunder, the Board of Directors has determined that transactions for a Fund may be executed through Salomon Smith Barney and other affiliated broker-dealers if, in the judgment of SSB Citi, the use of such broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, such broker-dealer charges the Fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

Portfolio securities are not purchased from or through Salomon Smith Barney or any affiliated person of Salomon Smith Barney where such entities are acting as principal, except pursuant to the terms and conditions of exemptive rules or orders promulgated by the SEC. Pursuant to conditions set forth in rules of the SEC, the Company may purchase securities from an underwriting syndicate of which Salomon Smith Barney is a member (but not from Salomon Smith Barney). Such conditions relate to the price and amount of the securities purchased, the commission or spread paid, and the quality of the issuer. The rules further require that such purchases take place in accordance with procedures adopted and reviewed periodically by the Board of Directors, particularly those Directors who are not interested persons of the Company.

The Funds may use Salomon Smith Barney as a commodities broker in connection with entering into Futures Contracts and commodity options. Salomon Smith Barney has agreed to charge the Funds commodity commissions at rates comparable to those charged by Salomon Smith Barney to its most favored clients for comparable trades in comparable amounts.The following table sets forth certain information regarding each Fund's payment of brokerage commissions to Salomon Smith Barney:


Fiscal
Year Ended
December
31,

Concert
Peachtree
Growth Fund
Total Brokerage
Commissions
1997
$891,375

1998
430,920

1999
408,613



Commissions paid to
1997
$20,784
Salomon Smith Barney
1998
         0

1999

     0



% of Total Brokerage
Commissions paid to
Salomon Smith Barney
1999
       0



% of Total Transactions
Involving Commissions
paid
to Salomon Smith Barney
1999
     0
No commissions were paid by the Investment Grade Bond Fund and Government Securities Fund.

PORTFOLIO TURNOVER

For reporting purposes, a Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the Fund's investment portfolio (other than short-term money market securities) were replaced once during the fiscal year.

Investment Grade Bond Fund will not normally engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions. Portfolio turnover will not be a limiting factor should SSB Citi deem it advisable to purchase or sell securities.

For the fiscal years ended December 31, 1997,1998 and 1999, the portfolio turnover rates were as follows:


Fund
1997
1998
1999
Investment Grade Bond Fund
39%
32%
147%
Government Securities Fund
274%
334%
161%
Concert Peachtree Growth
Fund
227%
77%
94%

Increased portfolio turnover necessarily results in correspondingly greater brokerage commissions which must be paid by the Fund. To the extent portfolio trading results in realization of net short-term capital gains, shareholders will be taxed on such gains at ordinary tax rates (except shareholders who invest through IRAs and other retirement plans which are not taxed currently on accumulations in their accounts).

SSB Citi manages a number of private investment accounts on a discretionary basis and it is not bound by the recommendations of the Salomon Smith Barney research department in managing the Funds. Although investment decisions are made individually for each client, at times decisions may be made to purchase or sell the same securities for one or more of the Funds and/or for one or more of the other accounts managed by SSB Citi. When two or more such accounts simultaneously are engaged in the purchase or sale of the same security, transactions are allocated in a manner considered equitable to each, with emphasis on purchasing or selling entire orders wherever possible. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.


PURCHASE OF SHARES

The following classes of shares are available for purchase. See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:




Government Securities Fund
and Investment Grade Bond Fund



Concert Peachtree Growth Fund



Amount of
Investment

Sales Charge as
% of
Offering Price

Sales Charge as
% of Amount
Invested

Sales Charge as %
of
Offering Price

Sales
Charge as
% of
Amount
Invested

Less than
$25,000

  4.50%

  4.71%

5.00%

5.26%

$ 25,000 -
49,999

4.00

4.17

4.00

4.17

50,000 - 99,999

3.50

3.63

3.50

3.63

100,000 -
249,999

2.50

2.56

3.00

3.09

250,000 -
499,999

1.50

1.52

2.00

2.04

500,000 and
over

-0-

-0-

-0-

-0-

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates Salomon Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class L shares is waived. See "Purchase of Shares-Deferred Sales Charge Alternatives" and "Purchase of Shares-Waivers of Deferred Sales Charge."

Members of a selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of a Fund as defined in the Securities Act of 1933. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of a Fund made at one time by "any person," which includes an individual and his or her immediate family, or a director or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.

Class L Shares Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below. Until June 22, 2001 purchases of Class L shares by investors who were holders of Class C shares of the Fund on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount).

Purchases of Class 1 Shares.   Class 1 shares are offered only through PFS
Accounts, and only to Eligible Class 1 Purchasers, at the next determined net asset value plus a sales charge, as set forth below.




Size of Investment

As % of
Net Amount
Invested


As % of
Offering
Price

Less than $25,000
7.24%
6.75%

$     25,000 but less than
     50,000
6.10%
5.75%

$     50,000 but less than
     100,000
4.44%
4.25. %

$     100,000 but less
than    250,000
3.63%
3.50%

$   250,000 but less than
   500,000
2.56%
2.50%

$   500,000 but less than
   1,000,000
2.04%
2.00%

$  1,000,000 but less than
   2,500,000
1.01%
1.00%

$   2,500,000 but less
than $5,000,000
 .50%
 .50%

$5,000,000 or more
0.25%
0.25%


Class 1 shares may be purchased at net asset value by the Primerica Plan for Eligible Class 1 Purchasers participating in the Primerica Plan, subject to the provisions of ERISA. Shares so purchased are purchased for investment purposes and may not be resold except by redemption or repurchase by or on behalf of the Primerica Plan. Class 1 Shares are also offered at net asset value to accounts opened for shareholders by PFS Investments Registered Representatives where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than the Distributor, if such redemption has occurred no more than 60 days prior to the purchase of shares of the Trust and the shareholder paid an initial sales charge and was not subject to a deferred sales charge on the redeemed account. Shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales related expenses. The Trust may terminate, or amend the terms of, offering shares of the Trust at net asset value to such persons at any time. PFS may pay PFS Investment Registered Representatives through whom purchases are made at net asset value an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than the Distributor. Contact the Sub-Transfer Agent at (800) 544-5445 for further information and appropriate forms.

General

Investors may purchase shares from a Salomon Smith Barney Financial Consultant or a Dealer Representative. In addition, certain investors, including qualified retirement plans purchasing through certain Dealer Representatives, may purchase shares directly from a Fund. When purchasing shares of a Fund, investors must specify which class is being purchased. Salomon Smith Barney and Dealer Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at PFPC Global Fund Services ("sub-transfer agent") are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in a Fund by making an initial investment of at least $1,000 for each account, in the Fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For shareholders purchasing shares of a Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of a Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by sub-transfer agent. Share certificates are issued only upon a shareholder's written request to sub-transfer agent.

Purchase orders received by the Fund or a Salomon Smith Barney Financial Consultant prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day a Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by a Fund or the Fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer Representative purchasing through Salomon Smith Barney, payment for shares of the Fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Salomon Smith Barney or your agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's Fund account. A shareholder who has insufficient Funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or PFS Investments ("PFSI") or Citicorp Investment Services. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market Fund to make additions to the account. Additional information is available from the Fund or a Salomon Smith Barney Financial Consultant or a Dealer Representative, your Service Agent or a PFSI Registered Representative.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated Funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial Consultant, Citibank Service Agent or a PFS Registered Representative (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual Fund which (i) was sponsored by the Financial Consultant's, Citibank Service Agent's or a PFS Registered Representative's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class
A shares in the Fund (or Class A shares of another Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) purchases by a separate account used to Fund certain unregistered variable annuity contracts; (g) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon Smith Barney; and (h) purchases by investors participating in a Salomon Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of other Smith Barney Mutual Funds that are offered with a sales charge as currently listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the Amount of Investment as referred to in the preceding sales charge table includes (i) all Class A shares of the Fund and other Smith Barney Mutual Funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the options of the investor, up to 90 days before such date. Please contact a Salomon Smith Barney Financial Consultant or Citi Fiduciary Trust Company (the "Transfer Agent") to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class
Y shares (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount).
 Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the Fund within thirteen months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, as applicable, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Salomon Smith Barney Financial Consultant or the Transfer Agent for further information.

Deferred Sales Charge Provisions

Deferred Sales Charge Shares are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a deferred sales charge to the extent the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions;
(c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are Deferred Sales Charge Shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.


Year Since Purchase Payment Was Made

Deferred sales charge

First

5.00%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholders as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

In determining the applicability of any Deferred Sales Charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other Funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney.

To provide an example, assume an investor purchased 100 Class B shares of the Fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the Fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class
B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (however, automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Volume Discounts

The schedule of sales charges on Class A shares described in the prospectus applies to purchases made by any purchaser, which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for their own account; (c) a director or other fiduciary purchasing shares for a single trust estate or single fiduciary account; and (d) a director or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of the Fund for one or more trust estates or fiduciary accounts.
 Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Salomon Smith Barney Financial Consultant.


Determination of Public Offering Price

Each Fund offers its shares to the public on a continuous basis. The public offering price for a Class A, and a Class Y share of the Fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class L share includes a 1.00% initial sales charge. Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000 is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A Deferred Sales Charge ("DSC"), however, is imposed on certain redemptions of Class L shares, and Class A shares when purchased in amounts exceeding $500,000. The method of computation of the public offering price is shown in the Fund's financial statements, incorporated by reference in their entirety into this SAI.

REDEMPTION OF SHARES

The right of redemption may be suspended or the date of payment postponed
(a) for any period during which The New York Stock Exchange, Inc. ("NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record.
The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, directors or guardians. A redemption request will not be deemed properly received until the Transfer Agent receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Transfer Agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, form the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these Funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested Funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days.



Distributions in Kind

If the Board of Directors of a Fund determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, a Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the Fund's net assets by a distribution in kind of Fund securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares that are subject to a CDSC). To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment, and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholder in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the sub-transfer agent as agent for Withdrawal Plan members. For additional information, shareholders should contact a Salomon Smith Barney Financial Consultant or their Dealer Representaive. A shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal.

VALUATION OF SHARES

The prospectus states that the net asset value of the Fund's Classes of shares will be determined on any date that the NYSE is open. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued on the basis of the bid price at the close of business on each day, or, if market quotations for these securities are not readily available, at fair value, as determined in good faith by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Fund will be valued at fair value as determined in good faith by the Fund's Board of Directors.

EXCHANGE PRIVILEGE

Except as noted below, shareholders of certain Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

	A.	Class A and Class Y shareholders of the Fund who wish to
exchange all or a portion of their shares for shares of the respective Class in any of the Funds of the Smith Barney Mutual Fund Complex may do so without imposition of any charge.

	B.	Class B shares of the Fund exchanged for Class B shares of
another Fund will be subject to the higher applicable CDSC of the two Funds. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

	C.	Upon exchange, new Class L shares will be deemed to have been purchased on the same date as the Class L shares of the Fund that have been exchanged.

The exchange privilege enables shareholders to acquire shares of the same Class in a Fund with different investment objectives when they believe that a shift between Funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the Fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each Fund into which an exchange is being considered. Prospectuses may be obtained from a Smith Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable DSC, the proceeds immediately invested, at a price as described above, in shares of the Fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Additional Information Regarding the Exchange Privilege Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to a Fund's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, each Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the Funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.




Additional Information Regarding Telephone Redemption and Exchange Program.

Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded).
 The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

DISTRIBUTOR

CFBDS serves as the Company's distributor on a best efforts basis pursuant to a distribution agreement (the "Distribution Agreement") dated October 8, 1998 which was most recently approved by the Company's Board of Directors on July 22, 1999. Prior to October 8, 1998, Salomon Smith Barney served as one of the Company's distributor.

Prior to October 8, 1998, PFS served as one of the Company's distributors with respect to the Concert Peachtree Growth Fund and Investment Grade Bond Fund.

Salomon Smith Barney continues to sell the Funds shares as part of the selling group.

For the fiscal year ended December 31, 1999, CFBDS and its predecessor, Salomon Smith Barney and/or PFS Distributors, incurred the following distribution expenses for the Funds:





Fund




Advertis
ing


Printing
and
Mailing
of
Prospectu
ses



Support
Service
s
Salomon
Smith
Barney
Financial
Consultan
ts



Interes
t
Expense




Total
Concert Peachtree
Growth
$1,775
$360
$34,335
$2,555,36
4
$84,631
$2,676,4
65
Government
Securities
82,442
5,772
979,246
821,281
18,277
1,907018
Investment Grade
Bond
114,592
15,548
1,271,2
47
1,616,493
52,698
3,070578

Distribution Arrangements

To compensate Salomon Smith Barney , PFS Investments or Citicorp Investment Services ("CIS"). As the case may be, for the services it provides and for the expense it bears under the Distribution Agreement, the Company has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund pays Salomon Smith Barney and, with respect to the Class A and Class B shares of Concert Peachtree Growth Fund and Investment Grade Bond Fund, PFS, and with respect to Class B shares of Concert Peachtree Growth Fund, CIS, a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of each Fund's average daily net assets attributable to the Class A, Class B and Class L shares. In addition, the Fund pays Salomon Smith Barney, and with respect to the Class B shares of Concert Peachtree Growth Fund and Investment Grade Bond Fund, PFS, and with respect to Class B shares of Concert Peachtree Growth Fund, CIS, a distribution fee with respect to the Class B and Class L shares primarily intended to compensate Salomon Smith Barney PFS and/or CIS for its initial expense of paying Financial Consultants and Registered Representatives, respectively, a commission upon sales of those shares. Such shares' distribution fees, which are accrued daily and paid monthly, are calculated at the annual rate of 0.75% of the value of average daily net assets attributable to the Class B and Class L shares with respect to Concert Peachtree Growth Fund, and 0.50% of the value of average daily net assets attributable to the Class B shares and 0.45% of the value of average daily net assets attributable to Class L shares, with respect to Government Securities Fund and Investment Grade Bond Fund.

The payments to Salomon Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Salomon Smith Barney/PFS at the time of sale and, with respect to Class A, Class B and Class L shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Salomon Smith Barney Financial Consultants or PFS Investment Registered Representatives may receive different levels of compensation for selling different Classes of shares.

Payments under each Plan with respect to Class B and Class L shares are not tied exclusively to the distribution and shareholder services expenses actually incurred and the payments may exceed distribution expenses actually incurred. The Company's Board of Directors will evaluate the appropriateness of each Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Salomon Smith Barney, amounts received under the Plan and proceeds of the DSC.

With respect to Smith Barney Investment Grade Bond Fund and Concert Peachtree Growth Fund, The fees are paid to PFS Distributors, which in turn, pays PFS Investments Inc. ("PFS Investments") to pay its PFS Investment Registered Representatives for servicing shareholder accounts and, in the case of Class B shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of PFS Investments Registered Representatives and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of PFS Investments associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

PFS Investments may be deemed to be an underwriter for purposes of the Securities Act of 1933. From time to time, PFS or its affiliates may also pay for certain non-cash sales incentives provided to PFS Investments Registered Representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, PFS may from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments Registered Representatives who sell shares of the Fund.

Redemption proceeds can be sent by check to the address of record or by wire transfer to a bank account designated on the application. A shareholder will be charged $25 service fee for wire transfers and a nominal service fee for transfers made directly to the shareholder's bank by the Automated Clearing House (ACH).

Commissions on Class A Shares: For the 1997 fiscal year, the aggregate dollar amount of commissions on Class A shares, all of which was paid to Salomon Smith Barney, were as follows:



Class A

Name of Fund
Fiscal Year
Ended 12/31/97
Investment Grade Bond

$  122,000
Government Securities Fund

    50,000
Concert Peachtree Growth
Fund

      4,000


For the period January 1, 1998 through October 7, 1998 and for the period October 8, 1998 through December 31, 1998, the aggregate dollar amounts of commissions on Class A shares, were as follows:


Class A


Name of Fund
1/1/98
through
10/07/98*
10/8/98
through
12/31/98**
Fiscal Year
Ended 1999
Investment Grade Bond
239,000
75,000
$190,000
Government Securities Fund
  91,000
49,000
  173,000
Concert Peachtree Growth
Fund
   3,000
1,000
   12,000
*   The entire amount was paid to Salomon Smith Barney.
** The following amounts were paid to Salomon Smith Barney: $67,500, $44,100, $8,100 and $900, respectively.

Commissions of Class L shares. For the period June 12, 1998 through October 7, 1998 and for the period from October 8, 1998 through December 31, 1998, the aggregate dollar amounts of commissions on Class L shares were as follows:


Class L
(On June 12, 1998, Class C
shares were renamed Class L
Shares)




Name of Fund
1/1/98
through
10/07/98*
10/8/98
through
12/31/98**
Fiscal Year
Ended 1999
Investment Grade Bond
$39,000
$39,000
$74,000
Government Securities Fund
   7,000
  10,000
  62,000
Concert Peachtree Growth
Fund
         0
          0
   3,000
*   The entire amount was paid to Salomon Smith Barney.
** The following amounts were paid to Salomon Smith Barney:
$35,100, $9,000, $0 and $0, respectively.

CDSC paid to Smith Barney

Class B Shares


Name of Fund
Fiscal Year Ended
12/31/97
Fiscal Year Ended
12/31/98
Fiscal Year Ended
12/31/99

Investment Grade Bond
Fund*

$  422,000

$  224,000
$352,000

Government Securities
Fund*

   305,000

      87,000
  105,000

Concert Peachtree Growth
Fund

      3,000

       6,000
   3,000
*	For the fiscal year ended December 31, 1998, the Investment Grade
Bond Fund and Government Securities Fund Class A shares paid a CDSC of $20,000 and $6,000, respectively. For the fiscal year ended
December 31, 1999, the Investment Grade Bond Fund and Government
Securities Fund Class A shares paid a CDSC of $12,000 and $6,000, respectively.







Class L Shares (formerly designated as Class C shares)


Name of Fund
Fiscal Year Ended
12/31/97
Fiscal Year Ended
12/31/98
Fiscal Year Ended
12/31/99

Investment Grade Bond Fund

$  1,000

$5,000
$12,000

Government Securities Fund

-

  1,000
   3,000

Concert Peachtree Growth
Fund

-

        0
          0

Distribution Plan Fees

Class A Shares


Name of Fund
Fiscal Year Ended
12/31/97
Fiscal Year Ended
12/31/98
Fiscal Year Ended
12/31/99

Investment Grade Bond Fund

$  508,201

$597,417
$591,545

Government Securities Fund

   920,147

  883,941
  798,545

Concert Peachtree Growth
Fund

   175,590

  179,750
 251,543

Class B Shares


Name of Fund
Fiscal Year Ended
12/31/97
Fiscal Year Ended
12/31/98
Fiscal Year Ended
12/31/99

Investment Grade Bond Fund

$1,813,383

$1,886,202
$1,694,973

Government Securities Fund

     326,793

     690,191
    595,854

Concert Peachtree Growth
Fund

     423,160

      469,725
    737,429





Class L Shares (formerly designated as Class C shares)


Name of Fund
Fiscal Year Ended
12/31/97
Fiscal Year Ended
12/31/98
Fiscal Year Ended
12/31/99

Investment Grade Bond Fund

$  53,111

$  91,306
$135,473

Government Securities Fund

   12,112

    19,664
   43,960

Concert Peachtree Growth
Fund

     1,779

       1,883
     4,846

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Independent Directors. The Plan may not be amended to increase the amount to be spent for the services provided by Salomon Smith Barney or PFS without shareholder approval, and all amendments of the Plan also must be approved by the Directors in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Company (as defined in the 1940 Act). Pursuant to the Plan, Salomon Smith Barney and PFS will provide the Board of Directors periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

PFS ACCOUNTS

Initial purchase of shares of the Fund must be made through a PFS Investments Registered Representative by completing the appropriate application. The completed application should be forwarded to the sub-transfer agent, P.O Box 105033 Atlanta, Georgia, GA 30348-5033. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check. Subsequent investments may be sent directly to the sub-transfer agent. In processing applications and investments, the Transfer Agent acts as agent for the investor and for PFS Investments and also as agent for the distributor, in accordance with the terms of the prospectus. If the Transfer Agent ceases to act as such, a successor company named by the Fund will act in the same capacity so long as the account remains open.

Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent. A shareholder that has insufficient Funds to complete any purchase will be charged a fee up to $30.00 per returned purchase by PFS.

Investors in Class A and Class B shares may open an account by making an initial investment of at least $1,000 for each account in each Class (except for Systematic Investment Plan accounts), or $250 for an IRA or a Self-Employed Retirement Plan in a Fund. Subsequent investments of at least $50 may be made for each Class. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class in the Fund is $25. For the Fund's Systematic Investment Plan, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class is $25. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Purchase orders received by the Transfer Agent or sub-transfer agent prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day.

Initial purchases of Fund shares may be made by wire. The minimum investment that can be made by wire is $10,000. Before sending the wire, the PFS Investments Registered Representative must contact the sub-transfer agent at (800) 665-8677 to obtain proper wire instructions. Once an account is open, a shareholder may make additional investments by wire.
 The shareholder should contact the sub-transfer agent at (800) 544-5445 to obtain proper wire instructions.

Upon completion of certain automated systems, shareholders who establish telephone transaction authority on their account and supply bank account information may make additions to their accounts at any time.
Shareholders should contact the sub-transfer agent at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. eastern time any day that the NYSE is open. If a shareholder does not wish to allow telephone subsequent investments by any person in his account, he should decline the telephone transaction option on the account application. The minimum telephone subsequent investment is $250 and can be up to a maximum of $10,000. By requesting a subsequent purchase by telephone, you authorize the sub-transfer agent to transfer Funds from the bank account provided for the amount of the purchase. A shareholder that has insufficient Funds to complete the transfer will be charged a fee of up to $30.00 by PFS or the sub-transfer agent. A shareholder who places a stop payment on a transfer or the transfer is returned because the account has been closed, will also be charged a fee of up to $30.00 by PFS or the sub-transfer agent. Subsequent investments by telephone may not be available if the shareholder cannot reach the sub-transfer agent whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular subsequent investment procedure described above.

Redemption proceeds can be sent by check to the address of record or by wire transfer to a bank account designated on the application. A shareholder will be charged a $25 service fee for wire transfers and a nominal service fee for transfers made directly to the shareholders bank by the Automated Clearinghouse (ACH). PFSSS will process usually two to three business days after receiving the redemption request in good order. The shareholder may request the proceeds to be mailed by two day air express for a $8 fee that will be deducted from the shareholders account or by one day express for a $15 fee that will be deducted from the shareholder's account.

Additional information regarding the sub-transfer agent's services may be obtained by contacting the Client Services Department at (800) 544-5445.

CITI ACCOUNTS

Each Fund offers two Classes of shares to investors purchasing through Other Accounts: Class A shares and Class B shares.

Each Service Agent has agreed to transmit to its customers who are shareholders of the Fund appropriate prior written disclosure of any fees that it may charge them directly. Each Service Agent is responsible for transmitting promptly orders of its customers. Your Service agent is the shareholder of record for the shares of the Fund you own.

For Citi Accounts, Class A and Class B shares of the Fund may be exchanged for shares of the same class of CitiFunds Cash Reserves and the following funds:

-Concert Investment Series - Emerging Growth Fund

-Concert Investment Series - Government Fund

-Concert Investment Series - Growth and Income Fund

-Concert Investment Series - Growth Fund

-Concert Investment Series - International Equity Fund

-Concert Investment Series - Mid Cap Fund

-Concert Investment Series - Municipal Bond Fund

-Concert Peachtree Growth Fund

-Smith Barney Concert Allocation Series Inc. - Balanced Portfolio

-Smith Barney Concert Allocation Series Inc. - Conservative Portfolio

-Smith Barney Concert Allocation Series Inc. - Growth Portfolio

-Smith Barney Concert Allocation Series Inc. - High Growth Portfolio

-Smith Barney Concert Allocation Series Inc. - Income Portfolio

Each Service Agent has agreed to transmit to its customers who are shareholders of the Fund appropriate prior written disclosure of any fees that it may charge them directly. Each Service Agent is responsible for transmitting promptly orders for its customers.

Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the Transfer Agent or, if they are customers of a Service Agent, their Service Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Fund, the Transfer Agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for his or her name, address, telephone, Social Security number, and account number. If these or other reasonable procedures are not followed, the Fund, the Transfer Agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholder will bear all risk of loss relating to a redemption or exchange by telephone.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each Fund normally is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding. If the NYSE closes early, the Fund accelerates the calculation of its net asset value to the actual closing time. The NYSE is closed for the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities for which market quotations are readily available are valued at current market value or, in their absence, at fair value. Securities traded on an exchange are valued at last sales prices on the principal exchange on which each such security is traded, or if there were no sales on that exchange on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. If instead there were no sales on the valuation date with respect to these securities, such securities are valued at the mean of the latest published closing bid and asked prices. Over-the-counter securities are valued at last sales price or, if there were no sales that day, at the mean between the bid and asked prices. Options, Futures Contracts and options thereon that are traded on exchanges are also valued at last sales prices as of the close of the principal exchange on which each is listed or if there were no such sales on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. In the absence of any sales on the valuation date, valuation shall be the mean of the latest closing bid and asked prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost where the Board of Directors has determined that amortized cost is fair value. Premiums received from writing call and put options will be recorded as a liability, the value of which is marked to market daily. Any other investments of the Fund, including restricted securities and listed securities for which there is a thin market or that trade infrequently (i.e., securities for which prices are not readily available), are valued at a fair value determined by the Board of Directors in good faith. This value generally is determined as the amount that the Fund could reasonably expect to receive from an orderly disposition of these assets over a reasonable period of time but in no event more than seven days. The value of any security or commodity denominated in a currency other than U.S. dollars will be converted into U.S. dollars at the prevailing market rate as determined by the Manager.

Foreign securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Accordingly, the determination of the net asset value of the Fund may not take place contemporaneously with the determination of the prices of investments held by such Fund. Events affecting the values of investments that occur between the time their prices are determined and 4:00 P.M. on each day that the NYSE is open will not be reflected in the Fund's net asset value unless the Manager, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to that Fund.

PERFORMANCE DATA

From time to time, a Fund may quote its yield or total return in advertisements or in reports and other communications to shareholders.
The Fund may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of a Fund describes the expenses or performance of a Class, it will also disclose such information for the other Classes.

Yield

A Fund's 30-day yield figure described below is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:

YIELD = 2[(a-b + 1)6 - 1]
   cd


Where:
a =
Dividends and interest earned during the period.

b =
Expenses accrued for the period (net of reimbursement).

c =
the average daily number of shares outstanding during the period that were entitled to receive dividends.

d =
the maximum offering price per share on the last day of the period.

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations purchased by the Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

Investors should recognize that in periods of declining interest rates a Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Fund from the continuous sales of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

The yields for the 30-day period ended January 31, 1999 for Government Securities Fund's Class A, Class B, Class L and Class Y Shares were 4.81%, 4.53%, 4.52% and 5.38%, respectively.

The yields for the 30-day period ended January 31, 1999 for Investment Grade Bond Fund's Class A, Class B, Class L and Class Y Shares were 5.32%, 5.08%, 5.09% and 5.92%, respectively.

Average Annual Total Return

"Average annual total return" figures, as described below, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1+T)n = ERV


Where:

P 	=

a hypothetical initial payment of $1,000.



T	=

Average annual total return.



n 	=

Number of years.



ERV

=

Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-5- or 10- year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions. A Class' total return figures calculated in accordance with the above formula assume that the maximum applicable sales charge or maximum applicable CDSC, as the case may be, has been deducted from the hypothetical $1,000 initial investment at the time of purchase or redemption, as applicable.

Aggregate Total Return

Aggregate total return figures, as described below, represent the cumulative change in the value of an investment in the Class during of the specified period and are computed by the following formula:


AGGREGATE TOTAL RETURN = 	ERV-P
   P


Where:

P
 =

a hypothetical initial payment of $1,000.



ERV =

Ending Redeemable Value of a hypothetical $10,000 investment made at the beginning of a 1-, 5- or 10-year period (or fractional portion thereof) at the end of the 1-5- or 10- year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.


The total returns below show what an investment in each the Fund would have earned over a specified period of time (one, five or ten years or since inception) without assuming the payment of the maximum sales load when the investment was first made and that all distributions and dividends by the Fund were invested on the reinvestment dates during the period, less all recurring fees. The following chart reflects the financial performance of the Funds through the period ended December 31, 1999 for the one, five, and ten year periods and since inception:

Total Returns




5 Year


Since
Incepti
on

Since



Clas
s

1 Year
Average
Annual
5 Year
Cumulativ
e
Average
Annual
Inception
Cumulative
Concert Peachtree
Fund






Inception: 07/03/95
A
19.88
N/A
N/A
19.06
119.24
Inception: 07/03/95
B
18.88
N/A
N/A
18.15
111.73
Inception: 08/08/95
L
18.67
N/A
N/A
16.96
97.28
Inception: 09/15/97
Y
20.41
N/A
N/A
22.73
57.28
Investment Grade
Bond Fund






Inception:11/6/92
A
(9.09)
  9.19%
  55.24%
7.95
  72.83
Inception: 1/4/82
  B*
(9.44)
8.67
51.55
10.61
514.58
Inception: 2/26/93
L
(9.44)
8.72
51.89
6.29
  51.85
Inception: 2/7/96
Y
(8.68)
N/A
N/A
4.27
17.72
Government
Securities Fund






Inception: 11/06/92
A
(4.96)
5.94
33.45
5.58
47.45
Inception: 3/20/84

B**
(5.35)
5.41
30.14
7.27
202.77
Inception: 2/4/93
L
(5.41)
5.46
30.48
4.52
35.67
Inception: 2/7/96
Y
(4.61)
N/A
N/A
4.38
18.21
* The ten average annual return was 8.28% and the ten year cumulative total return was 121.51 % for class B shares
**   The ten average annual return was  6.20% and the ten year cumulative total return was 82.57% for class B shares


The total returns below show what an investment in each Fund would have earned over a specified period of time (one, five or ten years or since inception) assuming the payment of the maximum sales load when the investment was first made and that all distributions and dividends by the Fund were invested on the reinvestment dates during the period, less all recurring fees. The average annual total return is derived from this total return, which provides the ending redeemable value. The following chart reflects the financial performance of the Funds through the period ended December 31, 1999 for the one, and five year periods and since inception:

Total Returns




5 Year


Since
Incepti
on

Since



Clas
s

1 Year
Average
Annual
5 Year
Cumulativ
e
Average
Annual
Inception
Cumulative
Concert Peachtree
Fund






Inception: 07/03/95
A
(13.90)
N/A
N/A
17.72
108.32
Inception: 07/03/95
B
13.88
N/A
N/A
18.02
110.73
Inception: 08/08/95
L
16.45
N/A
N/A
16.96
97.28
Inception: 09/15/97
Y
20.41
N/A
N/A
22.73
57.28
Investment Grade
Bond Fund






Inception: 11/6/92
A
(13.20)
8.20%
48.29%
7.26
65.05
Inception: 1/4/82
  B*
(13.30)
8.53
50.55
10.61
514.58
Inception: 2/26/93
L
(11.18)
8.50
50.34
6.13
50.30
Inception: 2/7/96
Y
(8.68)
N/A
N/A
4.27
17.72
Government
Securities Fund






Inception: 11/06/92
A
(9.24)
4.97
27.47
4.90
40.82
Inception: 12/31/82

B**
(9.42)
5.25
29.16
7.27
202.77
Inception: 10/18/93
L
(7.24)
5.26
29.21
4.36
34.31
Inception: 01/31/96
Y
(4.61)
N/A
N/A
4.38
18.21
* The ten average annual return was 8.28% and the ten year cumulative total return was 121.51 % for class B shares
**   The ten average annual return was  6.20% and the ten year cumulative total return was 82.57% for class B shares

It is important to note that the yield and total return figures set forth above are based on historical earnings and are not intended to indicate future performance. A Class' performance will vary from time to time depending upon market conditions, the composition of the Fund's investment portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Class' performance with that of other mutual Funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

TAXES

The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares of a Fund of the Company. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a Fund. The summary is based on the laws in effect on the date of this Statement of Additional Information, which are subject to change.

The Funds and Their Investments

Each Fund intends to continue to qualify to be treated as a regulated investment company each taxable year under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities, loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of a Fund's taxable year, (i) at least 50% of the market value of a Fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of a Fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that a Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, each Fund will not be subject to United States federal income tax on its investment company taxable income (i.e., income other than any excess of its net realized long-term capital gains over its net realized short-term capital losses ("net realized capital gains") or on its net realized capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of the sum of its investment company taxable income plus or minus certain other adjustments as specified in the Code, and its net tax-exempt income for the taxable year is distributed, but will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute. Furthermore, each Fund will be subject to a United States corporate income tax with respect to such distributed amounts in any year that it fails to qualify as a regulated investment company or fails to meet this distribution requirement.

The Code imposes a 4% nondeductible excise tax on each Fund to the extent a Fund does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by a Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by a Fund in computing its taxable income. In addition, in the event of a failure to qualify, a Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a Fund failed to qualify as a regulated investment company for a period greater than one taxable year, the Fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) with respect to certain of its assets in order to qualify as a regulated investment company in a subsequent year.

On December 31, 1999, the unused capital loss carryovers by the Investment Grade Bond Fund were approximately $9,868,000. For Federal income tax purposes, this amount is available to be applied against future capital gains of the Fund that has the carryovers, if any, that is realized prior to the expiration of the applicable carryover. The carryover expires in 2007.

On December 31, 1999, the unused capital loss carryovers by the Government Securities Fund were approximately $75,237,000. For Federal income tax purposes, this amount is available to be applied against future capital gains of the Fund that has the carryovers, if any, that is realized prior to the expiration of the applicable carryover. The carryovers expire as follows:

					December 31,
		2002			2003			2007
		$31,677,000		$195,000		$43,365,000

The Government Securities Fund may invest in zero coupons securities having an original issue discount (that is, the discount represented by the excess of the stated redemption price at maturity over the issue price). Each year, each Fund will be required to accrue as income a portion of this original issue discount even though the Fund will receive no cash payment of interest with respect to these securities. In addition, if the Fund acquires a security after its initial issuance at a discount that resulted from fluctuations in prevailing interest rates ("market discount"), the Fund may elect to include in income each year a portion of this market discount.

Each Fund will be required to distribute substantially all of its income (including accrued original issue discount and recognized market discount) in order to qualify for "pass-through" federal income tax treatment and also in order to avoid the imposition of the 4% excise tax referred to above. Therefore, a Fund may be required in some years to distribute an amount greater than the total cash income the Fund actually receives. In order to make the required distribution in such a year, a Fund may be required to borrow or to liquidate securities. The amount of cash that a Fund would have to distribute, and thus the degree to which securities would need to be liquidated or borrowings made, would depend upon the number of shareholders who chose not to have their dividends reinvested.


A Fund's transactions in options and futures, will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by a Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its Fund (i.e., treat them as if they were closed out) and (b) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, Futures Contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of a Fund as a regulated investment company.

A Fund's investment in Section 1256 contracts, such as regulated Futures Contracts and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's taxable income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. A Fund will not be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by a Fund will reduce the return from its investments.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by a Fund not later than such December 31, provided that such dividend is actually paid by a Fund during January of the following calendar year. Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income.
 Each Fund also currently expects to distribute any net realized capital gains annually to its shareholders. However, if a Fund retains for investment an amount equal to all or a portion of its net realized capital gains, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, a Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by a Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of a Fund. Dividends and distributions paid by a Fund (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by a Fund) will not qualify for the deduction for dividends received by corporations. Distributions in excess of a Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's basis in his shares of a Fund, and as a capital gain thereafter (if the shareholder holds his shares of a Fund as capital assets).

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in a Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

Backup Withholding. Each Fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends and distributions payable to shareholders who fail to provide a Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding.
 Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices. Shareholders will be notified annually by a Fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Dividends and Distributions") made by a Fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of a Fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by a Fund to its shareholders during the preceding taxable year.

CLASS Z SHARES

Qualified plan participants should consult their plan document or tax advisors about the tax consequences of participating in a Qualified Plan. In addition to the considerations described below, there may be other federal, state, local, and/or foreign tax applications to consider. Provided a Qualified Plan has not borrowed to finance its investment in the Fund, it will not be taxable on the receipt of dividends and distributions from the Fund. Qualified Plan participants should consult their plan document or tax advisors about the tax consequences of participating in a Qualified Plan.


Other Taxation

Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the Funds and their shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds

IRA AND OTHER PROTOTYPE RETIREMENT PLANS tc \l1 "IRA AND OTHER PROTOTYPE RETIREMENT PLANS

Copies of the following plans with custody or trust agreements have been approved by the Internal Revenue Service and are available from the Company or Salomon Smith Barney; investors should consult with their own tax or retirement planning advisors prior to the establishment of a plan.

IRA, Rollover IRA and Simplified Employee Pension - IRA

The Small Business Job Protection Act of 1996 changed the eligibility requirements for participants in Individual Retirement Accounts ("IRAs").
 Under these new provisions, if you or your spouse have earned income, each of you may establish an IRA and make maximum annual contributions equal to the lesser of earned income or $2,000. As a result of this legislation, married couples where one spouse is non-working may now contribute a total of $4,000 annually to their IRAs.

The Taxpayer Relief Act of 1997 has changed the requirements for determining whether or not you are eligible to make a deductible IRA contribution. Under the new rules effective beginning January 1, 1998, if you are considered an active participant in an employer-sponsored retirement plan, you may still be eligible for a full or partial deduction depending upon your combined adjusted gross income ("AGI"). For married couples filing jointly for 1998, a full deduction is permitted if your combined AGI is $50,000 or less ($30,000 for unmarried individuals); a partial deduction will be allowed when AGI is between $50,000-$60,000 ($30,000-$40,000 for an unmarried individual); and no deduction when AGI is above $60,000 ($40,000 for an unmarried individual). However, if you are married and your spouse is covered by a employer-sponsored retirement plan, but you are not, you will be eligible for a full deduction if your combined AGI is $150,000 or less. A partial deduction is permitted if your combined AGI is between $150,000-$160,000 and no deduction is permitted after $160,000.

The rules applicable to so-called "Roth IRAs" differ from those described above.

A Rollover IRA is available to defer taxes on lump sum payments and other qualifying rollover amounts (no maximum) received from another retirement plan.

An employer who has established a Simplified Employee Pension - IRA ("SEP-IRA") on behalf of eligible employees may make a maximum annual contribution to each participant's account of 15% (up to $24,000) of each participant's compensation. Compensation is capped at $160,000 for 1998.

Paired Defined Contribution Prototype

Corporations (including Subchapter S corporations) and non-corporate entities may purchase shares of the Company through the Salomon Smith Barney Prototype Paired Defined Contribution Plan (the "Prototype"). The Prototype permits adoption of profit-sharing provisions, money purchase pension provisions, or both, to provide benefits for eligible employees and their beneficiaries. The Prototype provides for a maximum annual tax deductible contribution on behalf of each Participant of up to 25% of compensation, but not to exceed $30,000 (provided that a money purchase pension plan or both a profit-sharing plan and a money purchase pension plan are adopted thereunder).

SALOMON SMITH BARNEY RETIREMENT PROGRAMS

You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. The fund offers Class A and Class L shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any, by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must be of the same class.

For plans opened on or after March 1, 2000 that are not plans for which Paychex Inc. or an affiliate provides administrative services (a "Paychex plan"), Class A shares may be purchased regardless of the amount invested.

For plans opened prior to March 1, 2000 and for Paychex plans, the class of shares you may purchase depends on the amount of your initial investment:

Class A Shares. Class A shares may be purchased by plans investing at least $1 million.

Class L Shares. Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program for 5 years.

If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the Transfer Agent.

Retirement Programs Opened On or After June 21, 1996.   If, at the end of
the fifth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or ExecChoiceTM Program, a participating plan's total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. (For participating plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Retirement Programs Opened Prior to June 21, 1996.   In any year after the
date a participating plan enrolled in the Smith Barney 401(k) Program, if its total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any participating plan in the Smith Barney 401(k) or ExecChoiceTM Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same fund regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401(k) or ExecChoiceTM Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class L shares, but instead may acquire Class A shares of the same fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating plans wishing to acquire shares of the fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the Transfer Agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

Retirement Programs Investing in Class B Shares: Class B shares of a fund are not available for purchase by participating plans opened on or after June 21, 1996, but may continue to be purchased by any participating plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a deferred sales charge of 3.00% of redemption proceeds if the participating plan terminates within eight years of the date the participating plan first enrolled in the Smith Barney 401(k) Program.

At the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401(k) Program, the participating plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the same fund. Such participating plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a participating plan will not be eligible to acquire additional Class B shares, but instead may acquire Class A shares of the same fund. If the participating plan elects not to exchange all of its Class B shares at that time, each Class B share held by the participating plan will have the same conversion feature as Class B shares held by other investors. See "Purchase, Exchange and Redemption of Shares-Deferred Sales Charge Alternatives."

No deferred sales charge is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the deferred sales charge applies to the redemption by a participating plan depends on the number of years since the participating plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the deferred sales charge to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

The deferred sales charge will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a participating plan as a result of: (a) the retirement of an employee in the participating plan; (b) the termination of employment of an employee in the participating plan; (c) the death or disability of an employee in the participating plan; (d) the attainment of age 591/2 by an employee in the participating plan; (e) hardship of an employee in the participating plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the participating plan to an employee.

ADDITIONAL INFORMATION tc \l1 "ADDITIONAL INFORMATION

The Company was incorporated on September 29, 1981 under the name Hutton Investment Series Inc. The Company's corporate name was changed on December 29, 1988, July 30, 1993 and October 28, 1994, to SLH Investment Portfolios Inc., Smith Barney Shearson Investment Funds Inc., and Smith Barney Investment Funds, Inc., respectively.

PNC Bank, National Association located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as the custodian of the Company.
 Under its custody agreement with the Company, PNC Bank holds each Funds portfolio securities and keeps all necessary accounts and records. For its services, PNC Bank receives a monthly fee based upon the month-end market value of securities held in custody and also receives transaction charges. PNC bank is authorized to establish separate accounts for foreign securities owned by the Company to be held with foreign branches of other domestic banks as well as with certain foreign banks and securities depositories. The assets of the Company are held under bank custodianship in compliance with the 1940 Act.

Citi Fiduciary Trust Company, located at 388 Greenwich Street, New York,
NY 10013 serves as the Transfer Agent and shareholder services agent of the Fund. PFPC Global Fund Services, located at P.O Box 9699 Providence, RI 02940-9699 serves as the Fund's sub-transfer agent to render certain shareholder record keeping and accounting services functions.

The Fund has engaged the services of PFS Shareholder Services as the sub-transfer agent for PFS Accounts ("sub-transfer agent"). The sub-transfer agent is located at 3100 Breckinridge Blvd, Bldg 200, Duluth, Georgia 30099-0062.

FINANCIAL STATEMENTS tc \l1 "FINANCIAL STATEMENTS

The Annual Reports for each Fund for the fiscal year ended December 31, 1999 are incorporated herein by reference in their entirety (filed on March 8, 2000; accession number 0000091155-00-000189).


OTHER INFORMATION

In an industry where the average portfolio Manager has seven years of experience (source: ICI, 1998), the portfolio Managers of Smith Barney Mutual Funds average 21 years in the industry and 15 years with the firm.


Smith Barney Mutual Funds offers more than 60 mutual Funds. We understand that many investors prefer an active role in allocating the mix of Funds in their portfolio, while others want the asset allocation decisions to be made by experienced Managers.

That's why we offer four "styles" of Fund management that can be tailored to suit each investor's unique financial goals.

	Style Pure Series
Our Style Pure Series Funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon Smith Barney Financial Consultant.

	Classic Investor Series
Our Classic Investor Series Funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

	The Concert Allocation Series
As a Fund of Funds, investors can select a Concert Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Concert family.

	Special Discipline Series
Our Special Discipline Series Funds are designed for investors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal Funds.


APPENDIX tc \l1 "APPENDIX

BOND (AND NOTE) RATINGS

Moody's Investors Service, Inc. ("Moody's")

Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the Fundamentally strong position of such issues.

Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.
 Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group ("Standard & Poors")

AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B and CCC - Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - The rating C is reserved for income bonds on which no interest is being paid.

D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA category.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on Funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Ratings Group

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus
(+) sign designation.

A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.


73

1
G:\Fund Accounting\Legal\FUNDS\SLIV\2000\Secdocs\pea#73 SAI.doc

Smith Barney
Small Cap Growth Fund
388 Greenwich Street
New York, New York 10013
1-800-451-2010

Statement of Additional
Information
October 11, 1999 as amended August 21, 2000



This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus of Smith Barney Small Cap Growth Fund (the "Fund") dated October 11, 1999 as amended August 16, 2000 and should be read in conjunction with the Fund's Prospectus. The Fund is a series of Smith Barney Investment Funds Inc. (the "Company"). The Fund's Prospectus may be obtained from a Salomon Smith Barney Financial Consultant or by writing or calling the Fund at the address or telephone number set forth above. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

CONTENTS

For ease of reference, the same section headings are used in both the Prospectus and this SAI, except where shown below:

Management of the Company and the Fund 	1
Investment Objective and Management Policies 	3
Purchase of Shares 	14
Redemption of Shares 	15
Distributor
PFS	21
Valuation of Shares 	21
Exchange Privilege	21
Performance Data (See in the Prospectus "Performance") 	21
Taxes (See in the Prospectus "Dividends, Distributions and
Taxes") 	23
Additional Information 	24

MANAGEMENT OF THE COMPANY AND THE FUND

The executive officers of the Company are employees of certain of the organizations that provide services to the Company and the Fund. These organizations are the following:

CFBDS, Inc. ("CFBDS" or the "Distributor") 	Distributor
SSB Citi Fund Management LLC. (formerly SSBC Fund Management Inc.)
("SSB Citi" or the "Manager") 	Investment
Manager
PNC Bank, National Association ("PNC" or the "Custodian") 	Custodian
First Data Investor Services Group, Inc.,
("First Data" or the "Transfer Agent") 	Transfer Agent

These organizations and the functions they perform for the Company and the Fund are discussed in the Prospectus and in this SAI.



Directors and Executive Officers of the Company

The Directors and executive officers of the Company, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.


Paul R. Ades, Director (Age 59). Partner in the law firm of Murov & Ades. Director of 5 investment companies associated with Citigroup Inc. His address is 272 South Wellwood Avenue, P.O. Box 504, Lindenhurst, New York 11757.

Herbert Barg, Director (Age 76). Private investor. Director of 16 investment companies associated with Citigroup Inc. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania 19004.

Dwight B. Crane, Director (Age 61). Professor, Graduate School of Business Administration, Harvard University; Director of 22 investment companies associated with Citigroup Inc. His address is Graduate School of Business Administration, Harvard University, Boston, Massachusetts 02163.

Frank G. Hubbard, Director (Age 61). Vice President, S&S Industries; Former Corporate Vice President, Materials Management and Marketing Services of Huls America, Inc.; Director of 5 investment companies associated with Citigroup Inc. His address is 80 Centennial Avenue P.O. Box 456, Piscataway, New Jersey 08855-0456.

*Heath B. McLendon, Chairman of the Board, President and Chief Executive Officer (Age 66). Managing Director of Salomon Smith Barney Inc. ("Salomon Smith Barney"); Director and President of SSB Citi and Travelers Investment Adviser, Inc. ("TIA"); and formerly Chairman of the Board of Smith Barney Strategy Advisers Inc. Mr. McLendon is a director of 64 investment companies associated with Citigroup Inc. His address is 7 World Trade Center, New York, New York 10048.

Jerome Miller, Director (Age 60). Retired, Former President, Asset Management Group of Shearson Lehman Brothers. Director of 5 investment companies associated with Citigroup Inc. His address is 27 Hemlock Road, Manhasset, New York, NY 11030.

Ken Miller, Director (Age 57). President of Young Stuff Apparel Group, Inc. Director of 5 investment companies associated with Citigroup Inc. His address is 1411 Broadway, New York, New York 10018.

Lewis E. Daidone, Senior Vice President and Treasurer (Age 42). Managing Director of Salomon Smith Barney, Director and Senior Vice President of SSB Citi and TIA. Treasurer of 59 investment companies associated with Citigroup Inc.("Citigroup"). His address is 7 World Trade Center, New York, New York 10048.

Timothy Woods, CFA, Vice President and Investment Officer (Age 38). Managing Director of Salomon Smith Barney. Prior to July 1999, Principal at Bankers Trust Company and manager of the Small-Mid Cap Growth Team. His address is 7 World Trade Center, New York, New York 10048.

Paul Brook, Controller (Age 45). Director of Salomon Smith Barney; Controller or Assistant Treasurer of 43 investment companies associated with Citigroup; from 1997-1998 Managing Director of AMT Capital Services Inc.; prior to 1997 Partner with Ernst & Young LLP; His address is 7 World Trade Center, New York, New York 10048.

Christina T. Sydor, Secretary (Age 48). Managing Director of Salomon Smith Barney; General Counsel and Secretary of SSB Citi and TIA. Secretary of 59 investment companies associated with Citigroup. Her address is 388 Greenwich Street, New York, New York 10013.
As of August 16, 2000, the Directors and officers of the Company, as a group, owned less than 1.00% of the outstanding common stock of the Company.

As of August 16, 2000 to the knowledge of the Funds and the Board of Directors, no single shareholder or group (as the term is used in Section 13(d) of the Securities Act of 1934) beneficially owned more than 5% of the outstanding shares of the Fund with the exception of the following:

Fund
Clas
s
Percent
Name
Address
Small Cap Growth
Fund
Y
39.64
Concert Series,
Inc.
High Growth
Portfolio
Attn: Beverly
Timson
PNC Bank, N.A.
200 Stevens Drive
Suite 440
Lester PA 19113-
1522
Small Cap Growth
Fund
Y
38.17
Concert Series,
Inc.
Growth Portfolio
Attn: Beverly
Timson
PNC Bank, N.A.
200 Stevens Drive
Suite 440
Lester PA 19113-
1522
Small Cap Growth
Fund
Y
13.27
Concert Series,
Inc.
Select Growth
Portfolio
Attn: Beverly
Timson
PNC Bank, N.A.
200 Stevens Drive
Suite 440
Lester PA 19113-
1522
Small Cap Growth
Fund
Y
8.92
Concert Series,
Inc.
Select High Growth
Port.
Attn: Beverly
Timson
PNC Bank, N.A.
200 Stevens Drive
Suite 440
Lester PA 19113-
1522



No officer, director or employee of Salomon Smith Barney or any parent or subsidiary receives any compensation from the Company for serving as an officer or Director of the Company. The Company pays each Director who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $22,500 per annum plus $2,900 per meeting attended and reimburses travel and out-of-pocket expenses. For the fiscal year ended September 30, 1999, the Directors of the Company were paid the following compensation:





Name of Person

Aggregate
Compensation
from Fund
Total Pension
or Retirement
Benefits
Accrued as
part of Fund
Expenses
Compensation
from Fund and
Fund Complex
Paid to
Directors
Number of
Funds for
Which
Director
Serves Within
Fund Complex





Paul R. Ades
$0
$0
$49,000
5
Herbert Barg
 0
 0
101,600
16
Dwight B. Crane
 0
 0
133,850
22
Frank G. Hubbard
 0
 0
52,000
5
Heath B. McLendon
 0
 0
0
64
Jerome Miller
 0
 0
12,400
5
Ken Miller
 0
 0
52,000
5

Upon attainment of age 80, Directors are required to change to emeritus status. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Fund Directors together with reasonable out-of-pocket expenses for each meeting attended.


Investment Manager - SSB Citi

SSB Citi serves as investment manager to the Fund pursuant to an investment management agreement (the "Investment Management Agreement") with the Company which was approved by the Board of Directors, including a majority of Directors who are not "interested persons" of the Company or the Manager. The Manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). The services provided by the Manager under the Investment Management Agreement are described in the prospectus under "Management of the Company and the Fund." The Manager pays the salary of any officer and employee who is employed by both it and the Company. The Manager bears all expenses in connection with the performance of its services.

As compensation for investment management services, the Fund pays the Manager a fee computed daily and paid monthly at the annual rate of 0.75% of the Fund's average daily net assets.

Auditors

KPMG LLP, independent accountants, 757 Third Avenue, New York, New York 10017, serve as auditors of the Fund and will render an opinion on the Fund's financial statements annually beginning with the fiscal period ending September 30, 1999.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The Prospectus discusses the Fund's investment objective and the policies it employs to achieve its objective. This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies the Fund may utilize and certain risks attendant to such investments, policies and strategies.




Foreign Securities and American Depository Receipts

The Fund has the authority to invest up to 10% of its assets in foreign securities (including European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs")) and American Depository Receipts ("ADRs") or other securities representing underlying shares of foreign companies. EDRs are receipts issued in Europe which evidence ownership of underlying securities issued by a foreign corporations. ADRs are receipts typically issued by an American bank or trust company which evidence a similar ownership arrangement. Generally, ADRs which are issued in registered form, are designed for use in the United States securities markets and EDRs, which are issued in bearer form, are designed for use in European securities markets. GDRs are tradeable both in the U.S. and Europe and are designed for use throughout the world.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Additionally, foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Many of the foreign securities held by the Fund will not be registered with, nor will the issuers thereof be subject to the reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company issuing them than is available about a domestic company and its securities. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. The risks of investing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity and negative government actions like currency controls or seizure of private business or property are more likely. The Fund may invest in securities of foreign governments (or agencies or subdivisions thereof), and therefore many, if not all, of the foregoing considerations apply to such investments as well.

Lending of Portfolio Securities

Consistent with applicable regulatory requirements and for cash management purposes, the Fund may lend securities from its portfolio to brokers, dealers and other financial organizations. The Fund may not lend its Portfolio securities to the Manager or its affiliates unless it has applied for and received specific authority from the Securities and Exchange Commission ("SEC"). Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or U.S. government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.

In lending its portfolio securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever the Fund's portfolio securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and
(f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the Company's Board of Directors must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to: (a) the borrower; and/or
(b) a third party, which is unaffiliated with the Fund, the Manager and which is acting as a "finder."

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a money market instrument by the Fund and its agreement to repurchase the instrument at a specified time and price. The Fund will maintain a segregated account consisting of U.S. government securities or cash or cash equivalents to cover its obligations under reverse repurchase agreements with broker-dealers and other financial institutions. The Fund will invest the proceeds in other money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Under the Investment Company Act of 1940, as amended, reverse repurchase agreements may be considered borrowing by the seller.

Reverse repurchase agreements create opportunities for increased returns to the shareholders of the Fund but, at the same time, create special risk considerations. Although the principal or stated value of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. To the extent the income or other gain derived from securities purchased with borrowed funds exceeds the interest or dividends the Fund will have to pay in respect thereof, the Fund's net income or other gain will be greater than if this type of investment technique had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover this cost, the net income or other gain of the Fund will be less than if the reverse repurchase agreement had not been used.

The Fund currently intends to invest not more than 33% of its net assets in reverse repurchase agreements.

When-Issued Securities and Delayed Delivery Transactions

In order to secure what the Manager considers to be an advantageous price or yield, the Fund may purchase U.S. government securities on a when-issued basis or purchase or sell U.S. government securities for delayed delivery. The Fund will enter into such purchase transactions for the purpose of acquiring portfolio securities and not for the purpose of leverage. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the reciprocal delivery or payment by the other party to the transaction. In entering into a when-issued or delayed-delivery transaction, the Fund relies on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

U.S. government securities normally are subject to changes in value based upon changes, real or anticipated, in the level of interest rates and, to a lesser extent, the public's perception of the creditworthiness of the issuers. In general, U.S. government securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing U.S. government securities on a when-issued basis or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of U.S. government securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

The Fund will at times maintain in a segregated account cash or liquid securities equal to the amount of the Fund's when-issued or delayed-delivery commitments. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account on a daily basis so the value of the account will equal the amount of such commitments by the Fund. Placing securities rather than cash in the account may have a leveraging effect on the Fund's assets. That is, to the extent the Fund remains substantially fully invested in securities at the time that it has committed to purchase securities on a when-issued basis, there will be greater fluctuation in its net asset value than if it had set aside cash to satisfy its purchase commitments. On the settlement date, the Fund will meet its obligations from then available cash flow, the sale of securities held in the separate account, the sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued or delayed-delivery securities themselves (which may have a greater or lesser value than the Fund's payment obligations).

Money Market Instruments

As stated in the Prospectus, the Fund may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments. Money market instruments in which the Fund may invest include: U.S. government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.

Certificates of deposit ("CDs") are short-term negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.

Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amounts of CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks are generally required to, among other things, maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and government regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, SSB Citi will carefully evaluate such investments on a case-by-case basis.

Savings and loan associations whose CDs may be purchased by the Fund are supervised by the Office of Thrift Supervision and are insured by the Savings Association Insurance Fund, which is administered by the FDIC and is backed by the full faith and credit of the U.S. government. As a result, such savings and loan associations are subject to regulation and examination.

Options, Futures and Currency Strategies

The Fund may use forward currency contracts and certain options and futures strategies to attempt to hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the Fund. There can be no assurance that such efforts will succeed.

In order to assure that the Fund will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that the Fund enter into transactions in futures contracts and options on futures only
(i) for bona fide hedging purposes (as defined in CFTC regulations), or
(ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liquidation value of the Fund's assets. To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when the investment adviser anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made ("transaction hedging"). Further, when the investment adviser believes that a particular currency may decline compared to the U.S. dollar or another currency, the Fund may enter into a forward contract to sell the currency the Manager expects to decline in an amount approximating the value of some or all of the Fund's securities denominated in that currency, or when the Manager believes that one currency may decline against a currency in which some or all of the portfolio securities held by the Fund are denominated, it may enter into a forward contract to buy the currency expected to decline for a fixed amount ("position hedging"). In this situation, the Fund may, in the alternative, enter into a forward contract to sell a different currency for a fixed amount of the currency expected to decline where the Manager believes that the value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the value of the currency in which portfolio securities of the Fund are denominated ("cross hedging"). The Fund's custodian places (i) cash, (ii) U.S. Government securities or (iii) equity securities or debt securities (of any grade) in certain currencies provided such assets are liquid, unencumbered and marked to market daily, or other high-quality debt securities denominated in certain currencies in a separate account of the Fund having a value equal to the aggregate account of the Fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the amount will equal the amount of the Fund's commitments with respect to such contracts.

For hedging purposes, the Fund may write covered call options and purchase put and call options on currencies to hedge against movements in exchange rates and on debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or which the Manager intends to include in its portfolio. The Fund also may use interest rates futures contracts and options thereon to hedge against changes in the general level in interest rates.

The Fund may write call options on securities and currencies only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A call option written by the Fund is "covered" if the Fund owns the securities or currency underlying the option or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities or currencies held in its portfolio. A call option is also covered if the Fund holds on a share-for-share basis a call on the same security or holds a call on the same currency as the call written where the exercise price of the call held is equal to less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high-grade, short-term obligations in a segregated account with its custodian.

Although the portfolio might not employ the use of forward currency contracts, options and futures, the use of any of these strategies would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: dependence on the investment adviser's ability to predict movements in the prices of individual debt securities, fluctuations in the general fixed-income markets and movements in interest rates and currency markets, imperfect correlation between movements in the price of currency, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; lack of assurance that a liquid market will exist for any particular option, futures contract or options thereon at any particular time and possible need to defer or accelerate closing out certain options, futures contracts and options thereon in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code"). See "Dividends, Distributions and Taxes."

Options on Securities

As discussed more generally above, the Fund may engage in the writing of covered call options. The Fund may also purchase put options and enter into closing transactions.

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forgoes the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the Fund will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.

The Fund may write (a) in-the-money call options when SSB Citi expects the price of the underlying security to remain flat or decline moderately during the option period, (b) at-the-money call options when SSB Citi expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when SSB Citi expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation ("Clearing Corporation") or similar clearing corporation and the securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The Fund expects to write options only on national securities exchanges or in the over-the-counter market. The Fund may purchase put options issued by the Clearing Corporation or in the over-the-counter market.

The Fund may realize a profit or loss upon entering into a closing transaction. In cases in which a Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the Fund has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

Although the Fund generally will purchase or write only those options for which SSB Citi believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund and other clients of SSB Citi and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions.

In the case of options written by the Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk because a Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Although SSB Citi will attempt to take appropriate measures to minimize the risks relating to the Fund's writing of call options and purchasing of put and call options, there can be no assurance that the Fund will succeed in its option-writing program.

Stock Index Options

As described generally above, the Fund may purchase put and call options and write call options on domestic stock indexes listed on domestic exchanges in order to realize its investment objective of capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or the Canadian Market Portfolio Index, or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the American Stock Exchange Oil and Gas Index or the Computer and Business Equipment Index.

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the Fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indexes will be subject to SSB Citi's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts and Options on Futures Contracts

As described generally above, the Fund may invest in stock index futures contracts and options on futures contracts that are traded on a domestic exchange or board of trade.

The purpose of entering into a futures contract by the Fund is to protect the Fund from fluctuations in the value of securities without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the Fund anticipates an increase in the price of stocks that it intends to purchase at a later time, the Fund could enter into contracts to purchase the stock index (known as taking a "long" position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the Fund's not participating in a market advance. The Fund then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index (known as taking a "short" position) as it purchases individual stocks. The Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly.

No consideration will be paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund, upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the Fund enters into a long position in a futures contract or an option on a futures contract, it must deposit into a segregated account with the Fund's custodian an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the Fund's commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the Fund is subject to the ability of SSB Citi to predict correctly movements in the stock market or in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. In addition, there can be no assurance there will be a perfect correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in market behavior or interest rates.

Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although the Fund intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions for the protection of shareholders. Restrictions 1 through 7 below cannot be changed without approval by the holders of a majority of the outstanding shares of a Fund, defined as the lesser of (a) 67% or more of a Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of a Fund's outstanding shares. The remaining restrictions may be changed by the Fund's Board of Directors at any time. In accordance with these restrictions, the Fund will not:

	1. Invest in a manner that would cause it to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

	2. Issue "senior securities" as defined in the 1940 Act, and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

	3. Invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

	4. Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

	5. Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

	6. Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

	7. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from: (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund's investment objective and policies); or (d) investing in real estate investment trust securities.

	8. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

	9. Invest in oil, gas or other mineral exploration or development programs.

	10. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

	11. Invest for the purpose of exercising control over or management of the issuer.

	12. Invest in securities of an issuer which, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the total assets of the Fund would then be invested in such securities (for purposes of this restriction, issuers include predecessors, sponsors, controlling persons, general guarantors and originators of underlying assets).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

Portfolio Turnover

The Fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed 150%. The rate of turnover will not be a limiting factor, however, when the Fund deems it desirable to sell or purchase securities. This policy should not result in higher brokerage commissions to the Fund, as purchases and sales of portfolio securities are usually effected as principal transactions. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality purchased at approximately the same time to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of tax-exempt securities.

Portfolio Transactions

Decisions to buy and sell securities for the Fund are made by the Manager, subject to the overall review of the Company's Board of Directors. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Manager, investments of the type the Fund may make also may be made by those other accounts. When the Fund and one or more other accounts managed by the Manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Manager to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

Allocation of transactions on behalf of the Fund, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed fair and reasonable to the Fund's shareholders. The primary considerations of the Manager in allocating transactions are availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices. Subject to these considerations, dealers that provide supplemental investment research and statistical or other services to the Manager may receive orders for portfolio transactions by the Fund. Information so received is in addition to, and not in lieu of, services required to be performed by the Manager, and the fees of the Manager are not reduced as a consequence of their receipt of the supplemental information. The information may be useful to the Manager in serving both the Fund and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager in carrying out its obligations to the Fund.

The Fund will not purchase securities during the existence of any underwriting or selling group relating to the securities, of which the Manager is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation.

Even though investment decisions for the Fund are made independently from those of the other accounts managed by the SSB Citi, investments of the kind made by the Fund also may be made by those other accounts. When the Fund and one or more accounts managed by SSB Citi are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by SSB Citi to be equitable. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained for or disposed of by the Fund.


PURCHASE OF SHARES

Sales Charge Alternatives

The following classes of shares are available for purchase. See the Prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:


Sales Charge



Amount of
Investment
% of Offering
Price
% of Amount
Invested
Dealers'
Reallowance as %
of Offering Price
Less than $25,000
5.00%
5.26%
4.50%
$25,000 - 49,999
4.00
4.17
3.60
50,000 - 99,999
3.50
3.63
3.15
100,000-249,999
3.00
3.09
2.70
250,000-499,999
2.00
2.04
1.80
500,000 - and
over
*
*
*





*	Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class
A shares is payable to Salomon Smith Barney, which compensates
Salomon Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class L shares is waived.
See "Deferred Sales Charge Alternatives" and "Waivers of Deferred
Sales Charge."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below. Until June 22, 2001 purchases of Class L shares by investors who were holders of Class C shares of other Smith Barney Mutual Funds on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except for purchases of Class Y shares (i) of the International Equity Portfolio, for which the minimum initial investment is $5,000,000 and (ii) by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount).


Purchases of Class 1 Shares.   Class 1 shares are offered only through
PFS Accounts, and only to Eligible Class 1 Purchasers, at the next determined net asset value plus a sales charge, as set forth below.




Size of Investment

As % of
Net Amount
Invested


As % of
Offering
Price

Less than $10,000
9.29%
8.50%

$     10,000 but less than
$    25,000
8.40%
7.75%

$     25,000 but less than
$    50,000
6.38%
6.00%

$     50,000 but less than
$  100,000
4.71%
4.50%

$   100,000 but less than
$   250,000
3.63%
3.50%

$   250,000 but less than
$   400,000
2.56%
2.50%

$   400,000 but less than
$   600,000
2.04%
2.00%

$   600,000 but less than
$5,000,000
1.01%
1.00%

$5,000,000 or more
0.25%
0.25%


Class 1 shares may be purchased at net asset value by the Primerica Plan for Eligible Class 1 Purchasers participating in the Primerica Plan, subject to the provisions of ERISA. Shares so purchased are purchased for investment purposes and may not be resold except by redemption or repurchase by or on behalf of the Primerica Plan. Class 1 Shares are also offered at net asset value to accounts opened for shareholders by PFS Investments Registered Representatives where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than the Distributor, if such redemption has occurred no more than 60 days prior to the purchase of shares of the Trust and the shareholder paid an initial sales charge and was not subject to a deferred sales charge on the redeemed account. Shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales related expenses. The Trust may terminate, or amend the terms of, offering shares of the Trust at net asset value to such persons at any time. PFS may pay PFS Investment Registered Representatives through whom purchases are made at net asset value an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than the Distributor. Contact the Sub-Transfer Agent at (800) 544-5445 for further information and appropriate forms.

General

Investors may purchase shares from a Salomon Smith Barney Financial Consultant or a broker that clears through Salomon Smith Barney ("Dealer Representative"). In addition, certain investors, including qualified retirement plans purchasing through certain Dealer Representatives, may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Salomon Smith Barney and Dealer Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in the fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(c) of the Code, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the fund is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup Inc. ("Citigroup") and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by First Data. Share certificates are issued only upon a shareholder's written request to First Data.

Purchase orders received by the fund or a Salomon Smith Barney Financial Consultant prior to the close of regular trading on the New York Stock Exchange ("NYSE"), on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer Representative purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Salomon Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or First Data. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith Barney Financial Consultant or a Dealer Representative.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase;
(b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from a UIT sponsored by Salomon Smith Barney;
(i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and (j) purchases by Section 403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by ''any person'' (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of most other Smith Barney Mutual Funds that are offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares. A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes (i) all Class A shares of the fund and other Smith Barney Mutual Funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the options of the investor, up to 90 days before such date. Please contact a Salomon Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). Investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Salomon Smith Barney Financial Consultant or First Data for further information.



Deferred Sales Charge Provisions

''Deferred Sales Charge Shares'' are applied to (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a deferred sales charge to the extent that the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are Deferred Sales Charge Shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See ''Purchase of Shares-Smith Barney 401(k) and ExecChoiceTM Programs.''



Year Since Purchase
Payment Was Made


Deferred Sales Charge


First


5.00 %

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00





Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares (Class B shares that were acquired through the reinvestment of dividends and distributions) owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

In determining the applicability of any deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney.

To provide an example, assume an investor purchased 100 Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges (see ''Exchange Privilege''); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see ''Automatic Cash Withdrawal Plan'') (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

SALOMON SMITH BARNEY RETIREMENT PROGRAMS

You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. The fund offers Class A and Class L shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any, by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must be of the same class.

For plans opened on or after March 1, 2000 that are not plans for which Paychex Inc. or an affiliate provides administrative services (a
"Paychex plan"), Class A shares may be purchased regardless of the amount invested.

For plans opened prior to March 1, 2000 and for Paychex plans, the class of shares you may purchase depends on the amount of your initial investment:

Class A Shares. Class A shares may be purchased by plans investing at least $1 million.

Class L Shares. Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program for 5 years.

If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial
Consultant or the Transfer Agent.


Retirement Programs Opened On or After June 21, 1996.   If, at the end
of the fifth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or ExecChoiceTM Program, a participating plan's total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. (For participating plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Retirement Programs Opened Prior to June 21, 1996.   In any year after
the date a participating plan enrolled in the Smith Barney 401(k) Program, if its total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any participating plan in the Smith Barney 401(k) or ExecChoiceTM Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same fund regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401(k) or ExecChoiceTM Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class L shares, but instead may acquire Class A shares of the same fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating plans wishing to acquire shares of the fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the Transfer Agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

Retirement Programs Investing in Class B Shares: Class B shares of a fund are not available for purchase by participating plans opened on or after June 21, 1996, but may continue to be purchased by any participating plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a deferred sales charge of 3.00% of redemption proceeds if the participating plan terminates within eight years of the date the participating plan first enrolled in the Smith Barney 401(k) Program A shares of the same fund. Such participating plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a participating plan will not be eligible to acquire additional Class B shares, but instead may acquire Class A shares of the same fund. If the participating plan elects not to exchange all of its Class B shares at that time, each Class B share held by the participating plan will have the same conversion feature as Class B shares held by other investors. See "Purchase, Exchange and Redemption of Shares-Deferred Sales Charge Alternatives."

No deferred sales charge is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the deferred sales charge applies to the redemption by a participating plan depends on the number of years since the participating plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the deferred sales charge to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

The deferred sales charge will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a participating plan as a result of: (a) the retirement of an employee in the participating plan; (b) the termination of employment of an employee in the participating plan; (c) the death or disability of an employee in the participating plan; (d) the attainment of age 591/2 by an employee in the participating plan; (e) hardship of an employee in the participating plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the participating plan to an employee.

REDEMPTION OF SHARES

Detailed information on how to redeem shares of the Fund is included in the Prospectus. The right of redemption of shares of the Fund may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the Fund's shareholders.

Distributions in Kind

If the Board of Directors of the Company determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the Fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 ($5,000 for retirement plan accounts) and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments will reduce the shareholder's investment and ultimately may exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with First Data as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund. Withdrawal Plans should be set up with a Salomon Smith Barney Financial Consultant. Applications for participation in the Withdrawal Plan must be received by First Data no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Salomon Smith Barney Financial Consultant.

DISTRIBUTOR

CFBDS serves as the Fund's distributor on a best efforts basis pursuant to a written agreement (the Distribution Agreement"), which was approved by the Company's Board of Directors.

Distribution Arrangements

To compensate Salomon Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the Fund has adopted a services and distribution plan (the "Plan") pursuant to Rule l2b-1 under the 1940 Act. Under the Plan, the Fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to the Class A, Class B and Class L shares. In addition, the Fund pays Salomon Smith Barney a distribution fee with respect to the Class B and Class L shares primarily intended to compensate Salomon Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The Class B and Class L distribution fee is calculated at the annual rate of 0.75% of the value of the Fund's average daily net assets attributable to the shares of the respective Class.
by completing the appropriate application. The completed application should be forwarded to the sub-transfer agent, P.O Box 105033 Atlanta, Georgia, GA 30348-5033. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check. Subsequent investments may be sent directly to the sub-transfer agent. In processing applications and investments, the Transfer Agent acts as agent for the investor and for PFS Investments and also as agent for the distributor, in accordance with the terms of the prospectus. If the Transfer Agent ceases to act as such, a successor company named by the Fund will act in the same capacity so long as the account remains open.

Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent. A shareholder that has insufficient Funds to complete any purchase will be charged a fee up to $30.00 per returned purchase by PFS.

Investors in Class A and Class B shares may open an account by making an initial investment of at least $1,000 for each account in each Class (except for Systematic Investment Plan accounts), or $250 for an IRA or a Self-Employed Retirement Plan in a Fund. Subsequent investments of at least $50 may be made for each Class. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class in the Fund is $25. For the Fund's Systematic Investment Plan, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class is $25. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Purchase orders received by the Transfer Agent or sub-transfer agent prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day.

Initial purchases of Fund shares may be made by wire. The minimum investment that can be made by wire is $10,000. Before sending the wire, the PFS Investments Registered Representative must contact the sub-transfer agent at (800) 665-8677 to obtain proper wire instructions. Once an account is open, a shareholder may make additional investments by wire. The shareholder should contact the sub-transfer agent at (800) 544-5445 to obtain proper wire instructions.

Upon completion of certain automated systems, shareholders who establish telephone transaction authority on their account and supply bank account information may make additions to their accounts at any time. Shareholders should contact the sub-transfer agent at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. eastern time any day that the NYSE is open. If a shareholder does not wish to allow telephone subsequent investments by any person in his account, he should decline the telephone transaction option on the account application. The minimum telephone subsequent investment is $250 and can be up to a maximum of $10,000. By requesting a subsequent purchase by telephone, you authorize the sub-transfer agent to transfer Funds from the bank account provided for the amount of the purchase. A shareholder that has insufficient Funds to complete the transfer will be charged a fee of up to $30.00 by PFS or the sub-transfer agent. A shareholder who places a stop payment on a transfer or the transfer is returned because the account has been closed, will also be charged a fee of up to $30.00 by PFS or the sub-transfer agent. Subsequent investments by telephone may not be available if the shareholder cannot reach the sub-transfer agent whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular subsequent investment procedure described above.

Redemption proceeds can be sent by check to the address of record or by wire transfer to a bank account designated on the application. A shareholder will be charged a $25 service fee for wire transfers and a nominal service fee for transfers made directly to the shareholders bank by the Automated Clearinghouse (ACH). PFSSS will process usually two to three business days after receiving the redemption request in good order. The shareholder may request the proceeds to be mailed by two day air express for a $8 fee that will be deducted from the shareholders account or by one day express for a $15 fee that will be deducted from the shareholder's account.

Additional information regarding the sub-transfer agent's services may be obtained by contacting the Client Services Department at (800) 544-5445.


VALUATION OF SHARES

The net asset value per share of the Fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Fund in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Company's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Fund will be valued at fair value as determined in good faith by the Company's Board of Directors.

EXCHANGE PRIVILEGE

Except as noted below and in the Prospectus, shareholders of any of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

A. Class A and Class Y shares of the Fund may be exchanged without a sales charge for the respective shares of any of the Smith
Barney Mutual Funds.

B. Class B shares of any fund may be exchanged without a sales charge. Class B shares of the Fund exchanged for Class B shares of another Smith Barney Mutual Fund will be subject to the higher applicable deferred sales charge of the two funds and, for purposes of calculating deferred sales charge rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

C. Class L shares of any fund may be exchanged without a sales charge. For purposes of deferred sales charge applicability, Class L shares of the Fund exchanged for Class L shares of another Smith Barney Mutual Fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.

The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Salomon Smith Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Salomon Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

PERFORMANCE DATA

From time to time, the Company may quote the Fund's yield or total return in advertisements or in reports and other communications to shareholders. The Company may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include the following industry and financial publications- Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the Fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.

Average Annual Total Return

"Average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

	P (1 + T)n = ERV

	Where:	P	=	a hypothetical initial payment of $ 1,000.
			T	=	average annual total return.
			n	=	number of years.
			ERV	=	Ending Redeemable Value of a hypothetical
$1,000 investment made
					at the beginning of a 1-, 5- or 10-year
period at the end of the 1-, 5- or
					10-year period (or fractional portion
thereof), assuming reinvestment
					of all dividends and distributions.


Performance will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time.

TAXES

The following is a summary of certain Federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the Fund.

The Company intends to qualify each year as a regulated investment company under the Code. If the Fund (a) qualifies as a regulated investment company and (b) distributes to its shareholders at least 90% of its net investment income (including, for this purpose, its net realized short-term capital gains), the Fund will not be liable for Federal income taxes to the extent that its net investment income and its net realized long- and short term capital gains, if any, are distributed to its shareholders.

As described above, the Fund may invest in futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade. As a general rule, these investment activities will increase or decrease the amount of long-term and short-term capital gains or losses realized by the Fund and, thus, will affect the amount of capital gains distributed to the Fund's shareholders.

For federal income tax purposes, gain or loss on the futures and options described above (collectively referred to as "Section 1256 Contracts") would, as a general rule, be taxed pursuant to a special "mark-to-market system." Under the mark-to-market system", the Fund may be treated as realizing a greater or lesser amount of gains or losses than actually realized. As a general rule, gain or loss on Section 1256 Contracts is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, and as a result, the mark-to market will generally affect the amount of capital gains or losses taxable to the Fund and the amount of distributions taxable to a shareholder. Moreover, if the Fund invests in both Section 1256 and offsetting positions in those contracts, then the Fund may not be able to receive the benefit of certain realized losses for an indeterminate period of time. The Fund expects that its activities with respect to Section 1256 Contracts and offsetting position in those Contracts (1) will not cause it or its shareholders to be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received and (2) will permit it to use substantially all of its losses for the fiscal years in which the losses actually occur.

Gains or losses on the sales of stock or securities by the Fund generally will be long-term capital gains or losses if a Fund has held the stock or securities for more than one year. Gains or losses on sales of stock or securities held for not more than one year generally will be short-term capital gains or losses.

Foreign countries may impose withholding and other taxes on dividends and interest paid to the Fund with respect to investments in foreign securities. However, certain foreign countries have entered into tax conventions with the United States to reduce or eliminate such taxes. Distributions of long-term capital gains will be taxable to shareholders as such, whether paid in cash or reinvested in additional shares and regardless of the length of time that the shareholder has held his or her interest in the Fund. If a shareholder receives a distribution taxable as long-term capital gain with respect to his or her investment in the Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as a long-term capital loss.

Any net long-term capital gains realized by the Fund will be distributed annually as described in the Prospectus. Such distributions ("capital gain dividends") will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year. If a shareholder receives a capital gain dividend with respect to any share and if the share has been held by the shareholder for six months or less, then any loss on the sale or exchange of such share will be treated as a long-term capital loss to the extent of the capital gain dividend.

Investors considering buying shares of the Fund on or just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.

If a shareholder fails to furnish a correct taxpayer identification number, fails fully to report dividend and interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% backup withholding tax with respect to (a) any taxable dividends and distributions and (b) the proceeds of any redemptions of Fund shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular Federal income tax liability.

The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

ADDITIONAL INFORMATION

The Company was incorporated on September 29, 1981 under the name Hutton Investment Series Inc. The Company's corporate name was changed on December 29, 1988, July 30, 1993 and October 28, 1994, to SLH Investment Portfolios Inc., Smith Barney Shearson Investment Funds Inc., and Smith Barney Investment Funds Inc., respectively.

PNC Bank, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as the custodian of the Fund. Under its agreement with the Company on behalf of the Fund, PNC Bank holds the Fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC Bank receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. The assets of the Fund are held under bank custodianship in compliance with the 1940 Act.

First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent. Under the transfer agency agreement, First Data maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, First Data receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses.


					Smith Barney

					Small Cap Growth Fund





Statement of





Additional Information















































October 11, 1999

Smith Barney
Small Cap Growth Fund
388 Greenwich Street
New York, New York 100 13

SALOMON SMITH BARNEY
A Member of Citigroup


33
G:\Fund Accounting\Legal\FUNDS\SLIV\2000\Secdocs\SCGF SAIe.doc
G:\Fund Accounting\Legal\FUNDS\SLIV\2000\Secdocs\SCGF SAIe.doc


PART C - OTHER INFORMATION

Item 23.  Exhibits

All references are to the Registrant's registration statement on Form N-1A (the "Registration Statement") as filed with the SEC on October 2, 1981(File Nos. 2-
74288 and 811-3275).

(a) Articles of Restatement dated September 17, 1993 to Registrant's Articles of Incorporation dated
September 28, 1981, Articles of Amendment dated
October 14, 1994, Articles Supplementary, Articles  of
Amendment dated October 14, 1994, Articles
Supplementary, Articles of Amendments and Certificates of Correction dated November 7, 1994, are incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement filed on November 7, 1994.
Articles of Amendment dated October 23, 1997 are incorporated by reference to Post-Effective Amendment
No. 46 filed on October 23, 1997("Post-Effective
Amendment No.46").  Articles of Amendment dated
February 27, 1998 are incorporated by reference to Post-Effective Amendment No. 48 dated April 29, 1998.
Articles of Amendment dated June 1, 1998 are incorporated by reference to Post-Effective Amendment No. 49 filed on July
16, 1998 ("Post-Effective Amendment No. 49").

(b) Registrant's By-Laws, as amended on September 30,
1992 are incorporated by reference to Post-Effective
Amendment No. 30 to the Registration Statement filed on April 30, 1993.

(c) Registrant's form of stock certificate for Smith
Barney Hansberger Global Value Fund ("Global Value
Fund") and Smith Barney Hansberger Global Value Small
Cap Fund ("Small Cap Fund") is incorporated by reference to Post Effective Amendment 46.

(d)(1) Investment Advisory Agreement dated July 30,
1993, between the Registrant on behalf of Smith Barney
Investment Grade Bond Fund, Smith Barney Government
Securities Fund and Smith Barney Special Equities
Fund and Greenwich Street Advisors is incorporated by reference to the Registration Statement filed on Form
N-14 on September 2, 1993, File No. 33-50153.

(d)(2) Investment Advisory Agreements on behalf of
Smith Barney Growth Opportunity Fund and Smith Barney
Managed Growth Fund is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27,
1995. ("Post-Effective Amendment No.40")

(d)(3) Investment Management Agreements on behalf of
Global Value Fund and Global Small Cap Fund between
Registrant and Smith Barney Mutual Funds Management
Inc. is incorporated by reference to Post-Effective
Amendment No. 46.

(d)(4) Sub-Advisory Agreement on behalf of Global
Value Fund and Global Small Cap Fund between MMC and
Hansberger Global Investors Inc. is
incorporated by reference to Post-Effective
Amendment No. 46.

(d)(5)Investment Management Agreements on behalf of Smith Barney Small Cap Growth Fund and Smith Barney
Small Cap Value Fund between Registrant and
Mutual Management Corp. is incorporated by reference
To Post-Effective Amendment No. 49.

(e)(1) Distribution Agreement dated July 30, 1993, between the Registrant and Smith Barney Shearson Inc.
is incorporated by reference to the registration statement filed on Form N-14 on September 2, 1993.
File 33-50153.

(e)(2) Form of Distribution Agreement between the
Registrant and PFS Distributors on behalf of Smith
Barney Investment Funds Inc. is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27, 1995.

(e)(3) Form of Distribution Agreement between the
Registrant and CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No. 49.

(e)(4) Selling Group Agreement
is incorporated by reference
to Post-Effective Amendment No.56 filed on February 26, 1999.

(f) Not Applicable.

(g)(1) Custodian Agreement with PNC Bank, National
Association is incorporated by reference to Post -
Effective Amendment No. 44 filed on April 29, 1997.

(g)(2) Custodian Agreement with Chase Manhattan Bank is incorporated by reference to Post-Effective
Amendment No. 46.

(h)(1)  Transfer Agency and Registrar Agreement dated
August 5, 1993 with First Data Investor Services
Group, Inc. (formerly The Shareholder Services Group,
Inc.) is incorporated by reference to Post-Effective
Amendment No. 31 as filed on December 22, 1993 (Post-
Effective Amendment No. 31").

(h)(2)Sub-Transfer Agency Agreement between the
Registrant and PFS Shareholders Services on behalf of Smith Barney Investment Funds Inc. is incorporated by reference to Post-Effective Amendment No. 40.

(i) Opinion of Robert A. Vegliante, Deputy General
Counsel of Smith Barney Mutual Funds Management Inc.
filed with the Registrant's rule 24-f2 Notice
(Accession No. 000091155-97-000104) is incorporated by reference.

(j) Auditor's consents filed herewith.

(k) Not Applicable

(l)  Not Applicable

(m)(1) Amended Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Investment Grade Bond Fund, Smith
Barney Government Securities Fund, Smith Barney Special
Equities Fund and Smith Barney European Fund and Smith
Barney, Inc. ("Smith Barney") are incorporated by reference to Post-Effective Amendment No. 37 filed on November 3, 1994 ("Post-Effective Amendment No. 37")

(m)(2) Form of Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Growth Opportunity Fund and
Smith Barney Managed Growth Fund is incorporated by reference to Post-Effective Amendment No. 40.

(m)(3) Form of Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of the Global Value Fund and Small Cap Fund is incorporated by reference to Post-Effective Amendment
No. 46.

(m)(4) Form of Amended and Restated Shareholder Services and
Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of each of its series is incorporated by reference to Post-Effective Amendment
No. 49.

(n) Financial Data Schedule to be filed amendment.

(o) Form of Plan pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No.50 to Registration Statement.

(p) Revised Code of Ethics is incorporated by reference to Post-
Effective Amendment No. 71 to the Registrant's Registration
Statement.

Item 24.

None.

Item  25.  Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement filed on Form N-14 on October
8, 1993 (File No. 33-50153).

Item 26.	Business and Other Connections of Investment Adviser

Investment Adviser - - SSB Citi Fund Management LLC ("SSB Citi")
Successor to SSBC Fund Management Inc. ("SSBC")

SSB Citi was incorporated in December 1968 under the laws of the State of Delaware. On September 21, 1999, SSB Citi was converted into a Delaware Limited Liability Company.
SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings") (formerly known as Smith Barney Holdings Inc.) which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). SSB Citi is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 26 of officers and directors of SSB Citi together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSBC pursuant to the Advisers Act
(SEC File No. 801-8314).


Item 27.	Principal Underwriters
(a) CFBDS, Inc. the Registrant's Distributor, is also the distributor for
CitiFundsSM International Growth & Income Portfolio,
CitiFundsSM International Equity Portfolio, CitiFundsSM
Large Cap
Growth
Portfolio, CitiFundsSM Intermediate Income Portfolio,
CitiFundsSM Short-Term U.S. Government Income Portfolio,
CitiFundsSM Emerging Asian Markets Equity Portfolio,
CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash
Reserves,
CitiFundsSM Premium U.S. Treasury Reserves,
CitiFundsSM Premium Liquid Reserves, CitiFundsSM
Institutional U.S.
Treasury Reserves, CitiFundsSM Institutional Liquid
Reserves,
SM Institutional Cash Reserves, CitiFundsSM Tax Free
Reserves,
CitiFundsSM Institutional Tax Free Reserves,
CitiFundsSM California Tax Free Reserves,
CitiFundsSM Connecticut Tax Free Reserves,
CitiFundsSM New York Tax Free Reserves, CitiFundsSM
Balanced Portfolio,
CitiFundsSM Small Cap Value Portfolio, CitiFundsSM Growth &
Income
Portfolio,
CitiFundsSM Small Cap Growth Portfolio, CitiFundsSM
National
Tax Free Income Portfolio, CitiFundsSM New York Tax Free
Income
Portfolio,
CitiSelect VIP Folio 200, Citiselect VIP Folio 300,
CitiSelect (VIP Folio 400, CitiSelect (VIP Folio 500,
CitiFundsSM Small Cap Growth VIP Portfolio, CitiSelect
(Folio 200,
CitiSelect (Folio 300, CitiSelect (Folio 400, and
CitiSelect (Folio
500.
CFBDS is also the placement agent for Large Cap Value
Portfolio,
International Portfolio, Foreign Bond Portfolio,
Intermediate Income Portfolio, Short-Term Portfolio,
Growth & Income Portfolio, Large Cap Growth Portfolio,
Small Cap Growth Portfolio, International Equity Portfolio,
Balanced Portfolio, Government Income Portfolio, Emerging
Asian Markets Equity Portfolio, Tax Free Reserves
Portfolio,
Cash Reserves Portfolio and U.S. Treasury Reserves
Portfolio.

     CFBDS, Inc. is also the distributor for the following
Smith Barney Mutual Fund registrants:
Concert Investment Series
Consulting Group Capital Markets Funds
Greenwich Street Series Fund
Smith Barney Adjustable Rate Government Income Fund
Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Concert Allocation Series Inc.
Smith Barney Equity Funds
Smith Barney Fundamental Value Fund Inc.
Smith Barney Funds, Inc.
Smith Barney Income Funds
Smith Barney Institutional Cash Management Fund, Inc.
Smith Barney Investment Trust
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Money Market Fund, Inc.
Smith Barney Natural Resources Fund Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund Inc.
Smith Barney Principal Return Fund
Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Telecommunications Trust
Smith Barney Variable Account Funds
Smith Barney World Funds, Inc.
Travelers Series Fund Inc.
And various series of unit investment trusts.

CFBDS, Inc. is also the distributor for the following
Salomon Brothers funds;
Salomon Brothers Opportunity Fund Inc
Salomon Brothers Investors Fund Inc
Salomon Brothers Capital Fund Inc
Salomon Brothers Series Funds Inc
Salomon Brothers Institutional Series Funds Inc
Salomon Brothers Variable Series Funds Inc

The information required by this Item 27 with respect to each director, officer and partner of CFBDS, Inc.
is incorporated by reference to Schedule A of Form BD filed by CFBDS, Inc. pursuant to the Securities
Exchange Act of 1934 (SEC File No. 8-32417).

Item 28.  Location of Accounts and Records

(1) 	Smith Barney Investment Funds Inc.
	388 Greenwich Street
	New York, New York 10013

(2)	SSB Citi Fund Management LLC
	388 Greenwich Street
	New York, New York 10013

(3)	PNC Bank, National Association
	17th and Chestnut Streets
	Philadelphia, PA

(4)	The Chase Manhattan Bank
	Chase Metrotech Center
	Brooklyn, New York 11245

(5)	Citi Fiduciary Trust Company
	Seven World Trade Center
	New York, New York  10048

(6)	PFPC Global Fund Services
	Exchange Place
	Boston, Massachusetts  02109


Item 29. Management Services

	Not Applicable.

Item 30. Undertakings

Not applicable


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY
INVESTMENT FUNDS INC., has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 17th day of August, 2000.

SMITH BARNEY INVESTMENT FUNDS INC.


By: /s/ Heath B. McLendon*
      Heath B. McLendon
      Chief Executive Officer


	WITNESS our hands on the date set forth below.

	Pursuant to the requirements of the Securities
Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature			Title					Date

/s/ Heath B. McLendon	Chairman of the Board		8/17/00
Heath B. McLendon		(Chief Executive Officer)

/s/ Lewis E. Daidone	 Senior Vice President
Lewis E. Daidone		 and Treasurer			8/17/00
				(Chief Financial
				and Accounting Officer)

/s/ Paul R. Ades	*		Director			8/17/00
Paul R. Ades

/s/ Herbert Barg*	 		Director			8/17/00
Herbert Barg

/s/ Dwight B. Crane*		Director			8/17/00
Dwight B. Crane

/s/ Frank Hubbard*		Director			8/17/00
Frank Hubbard

 /s/ Jerome Miller**		Director			8/17/00
Jerome Miller

/s/ Ken Miller*			Director			8/17/00
Ken Miller


*Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated November 3, 1994.

**Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated April 15, 1998.


/s/ Heath B. McLendon
Heath B. McLendon


EXHIBIT INDEX

j. Auditor's Consents